UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	August 1, 2022 – January 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Sustainable Retirement Funds*

Semiannual report
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Putnam Sustainable Retirement Funds invest in a diversified mix of Putnam funds to match the time horizons of retirement investors.

*Prior to February 10, 2023, the funds were known as Putnam RetirementReady® Funds.

Putnam
Sustainable Retirement
Funds

Putnam Sustainable Retirement 2065 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2060 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2055 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2050 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement 2045 Fund	Putnam Sustainable Retirement Maturity Fund

Semiannual report
1 | 31 | 23

Message from the Trustees

March 14, 2023

Dear Fellow Shareholder:

Stock and bond markets rose in early 2023 as inflation continued to ease and the U.S. Federal Reserve moderated its interest-rate increases. Investors showed optimism that the Fed might slow the economy and reduce inflation without causing a recession. Still, caution may be warranted. While the Fed has reduced the size of its interest-rate increases, it also signaled that more rate hikes are likely if concerns persist about a resurgence in inflation.

Putnam’s investment teams believe a recession is possible this year or next. However, they also are finding what they believe to be attractive investment opportunities in a range of asset classes, including stocks and taxable and tax-exempt bonds. As active researchers, our teams analyze interest-rate and credit risks as they seek out investments for your fund. They also consider how stocks and bonds are likely to perform in uncertain economic conditions.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Sustainable Retirement Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 10–33 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Effective February 10, 2023, the funds are managed with a materially different investment strategy than the strategy used to achieve the performance for the periods shown in the table above.

* With the exception of Putnam Sustainable Retirement 2050 Fund, 2055 Fund, 2060 Fund, and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the Sustainable Retirement Funds is 11/1/04.

Returns for periods of less than one year are not annualized.

See above and pages 10–33 for additional fund performance information. Index descriptions can be found on pages 42–43.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 Sustainable Retirement Funds

How were market conditions during the six-month reporting period?

Midway through the period, signs of cooling inflation led to an improvement in market sentiment. Stocks also benefited from better-than-expected third-quarter 2022 earnings reports, steady employment, and optimism that the Federal Reserve would soon begin to slow the pace of interest-rate hikes in the second half of the period. On the other hand, the intensifying Russia-Ukraine War, civil unrest in China, fears of recession, and hawkish Fed rhetoric weighed on sentiment at times.

Global equities, as measured by the MSCI World Index [ND], posted a gain of 2.15% for the six-month reporting period. International stocks rose 9.52%, as measured by the MSCI EAFE Index [ND]. Emerging market stocks, as measured by the MSCI Emerging Markets Index [GD], climbed 4.92%. U.S. stocks returned –0.44%, as measured by the S&P 500 Index.

Bonds posted positive returns for the second half of the period but turned in low single-digit performance for the full six-month period. Stubbornly high inflation remained a top priority for the Fed and other central banks. In early November, the Fed raised its benchmark

Sustainable Retirement Funds 3

interest rate by 0.75%, the fourth consecutive increase of this magnitude. However, it signaled it might soon begin to slow the pace of tightening, which bolstered sentiment. A smaller hike of 0.50% in mid-December brought the federal funds rate to 4.25%–4.50%, a level not seen in 15 years. Fed officials indicated they would continue raising interest rates in 2023 until there was sufficient evidence inflation was sustainably trending downward.

For the six-month period, global bonds, as measured by the FTSE World Government Bond Index, returned –2.75%. Investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –2.37%. The yield on the 10-year U.S. Treasury note began the period at 2.67%. After peaking at 4.25% on October 24, the 10-year U.S. Treasury yield ended the period at 3.52%. High-yield bonds returned 1.38%, as measured by the JPMorgan Developed High Yield Index.

How did the funds perform for the six months ended January 31, 2023?

All the Sustainable Retirement Funds finished with positive absolute returns for the six-month reporting period. Funds intended for investors further from retirement outperformed near-retirement funds, as global equities experienced strength compared with bonds over the period. The glide path of the funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressively than the average for our Lipper peer group. We hold a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to our peers for the funds serving investors nearing retirement in the 2020s or 2030s.

Which strategies contributed to or detracted from performance during the period?

Overall, our active asset allocation decisions aided benchmark-relative performance. We entered the period with an underweight position to equity risk and moved further underweight by the end of the period. This helped performance as equities experienced volatility due to fear of recession and monetary policy tightening. An out-of-benchmark position to commodity risk that ranged from long to modestly long during the period led to a loss. The portfolios were neutral with respect to interest-rate risk.

Overall, our security selection decisions boosted benchmark-relative performance. Our quantitative U.S. large-cap core and fundamental U.S. large-cap value equity strategies lifted performance over the period. Our opportunistic fixed income strategy also enhanced results.

What is your near-term outlook for the markets?

Volatility was a major constant across markets in 2022. We expect high inflation, monetary policy tightening, the war in Ukraine, and recession fears will continue to weigh on market sentiment for the foreseeable future.

Our near-term outlook for equities is bearish. We believe the market is too optimistic with respect to a Fed policy pivot. We believe the Fed is unlikely to execute a soft landing and will either continue hiking interest rates more than the market anticipates or trigger a recession. Either path would prove negative for equities, in our view.

Our near-term outlook for rate-sensitive fixed income is slightly bearish. Given the Fed’s statement following its February 2023 meeting and jobs data, we believe we will see more hawkish language from the central bank as it continues to tame inflation.

Our view on commodities is slightly bullish. A strengthening U.S. dollar, rising real yields

4 Sustainable Retirement Funds

[which adjust for the impact of inflation], and building recessionary forces are headwinds for commodities, in our view. However, in the medium term, we believe supply constraints are a reason to be bullish.

Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolios to changing market conditions.

Thank you, Brett, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of each fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

Putnam Sustainable Retirement Funds were repositioned from Putnam RetirementReady Funds on February 10, 2023. As part of the repositioning, the funds shifted their focus to investing primarily in exchange-traded funds (ETFs) known as the underlying funds. The underlying funds focus on investments with positive sustainability or environmental, social, and governance (ESG) characteristics. For more information, please see pages 8–9 for a description of the underlying funds.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the underlying funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Sustainable Retirement Funds 5

The funds’ underlying investments as of 1/31/23

Historically, each Putnam Sustainable Retirement Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam mutual funds as of January 31, 2023.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Fixed Income Absolute Return Fund* and Putnam Multi-Asset Absolute Return Fund**

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

* Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

** Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

6 Sustainable Retirement Funds

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Allocations by fund as of 1/31/23

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	73.9%	68.4%	52.0%	32.5%	9.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	21.1%	36.9%	55.1%	68.6%	51.8%	16.4%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	4.3%	23.4%	48.3%	41.3%	13.4%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	13.0%	28.5%	34.7%
Putnam Multi-Asset Absolute
Return Fund*	9.2%	9.2%	9.2%	9.5%	12.7%	16.7%	20.5%	25.5%	29.2%	29.7%
Putnam Fixed Income Absolute
Return Fund**	0.6%	0.8%	1.4%	2.4%	2.9%	5.3%	9.7%	15.0%	23.0%	29.6%
Putnam Government Money
Market Fund	0.4%	0.5%	0.5%	0.5%	1.8%	2.9%	4.0%	5.2%	5.9%	5.9%

Percentages are based on net assets as of 1/31/23. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

* Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

** Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

Sustainable Retirement Funds 7

The funds’ underlying investments as of 2/10/23

Putnam Sustainable Retirement Funds invest primarily in exchange-traded funds (ETFs) known as the underlying funds. The underlying funds focus on investments with positive sustainability or environmental, social, and governance (ESG) characteristics. This section describes the goals and strategies of each of the underlying funds as of February 10, 2023. For more information, please see each fund’s prospectus.

Putnam ESG Core Bond ETF

This ETF invests mainly in a diversified portfolio of investment-grade fixed income securities. This ETF focuses on companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis.

Putnam ESG High Yield ETF

This ETF invests mainly in bonds that are rated below investment grade in quality. This ETF invests in companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis. Bonds must meet the criteria of one or more of the following: (1) obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer).

Putnam ESG Ultra Short ETF

This ETF invests in a diversified short-duration fixed income portfolio comprising investment-grade money market and U.S. dollar-denominated foreign securities. This ETF focuses on companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis.

Putnam PanAgora ESG Emerging Markets Equity ETF

This ETF invests mainly in growth and/or value common stocks of emerging market companies of any size. This ETF focuses on companies that its subadvisor, PanAgora Asset Management (PanAgora), believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

Putnam PanAgora ESG International Equity ETF

This ETF invests mainly in growth and/or value common stocks of companies of any size outside the United States. This ETF focuses on companies that its subadvisor, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

Putnam Sustainable Leaders ETF

This ETF invests mainly in common stocks of U.S. companies of any size. This ETF focuses on companies that Putnam Management believes exhibit a commitment to “financially material sustainable business practices.” Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to ESG issues.

Putnam Sustainable Future ETF

This ETF invests mainly in common stocks of U.S. companies of any size. This ETF focuses on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable ESG development.

Each Sustainable Retirement Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds other than Putnam Sustainable Retirement Maturity Fund are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

8 Sustainable Retirement Funds

The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of 2/10/23 and its projected approximate allocations to those asset classes and underlying funds as of 2/10/24. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents.

Underlying fund*	Year	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Sustainable	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
Leaders ETF	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
Future ETF	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
International Equity ETF	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
Emerging Markets Equity ETF	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
Putnam ESG Core Bond ETF	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
Putnam ESG High Yield ETF	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam ESG Ultra Short ETF	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
Total equity**	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
Total fixed income**	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF is equivalent to a fixed income investment. Actual allocations will vary.

Sustainable Retirement Funds 9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2023, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from each fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. Effective February 10, 2023, the funds are managed with a materially different investment strategy than the strategy used to achieve the performance for the periods shown in the tables below. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Annualized fund performance Total return for periods ended 1/31/23

	Life of
	fund	1 year	6 months
2065 Fund
Class A (1/4/21)
Before sales charge	2.36%	–6.53%	2.22%
After sales charge	–0.50	–11.91	–3.66
Class C (1/4/21)
Before CDSC	1.60	–7.25	1.79
After CDSC	1.60	–8.14	0.81
Class R (1/4/21)
Net asset value	1.92	–6.92	2.00
Class R3 (1/4/21)
Net asset value	2.21	–6.67	2.16
Class R4 (1/4/21)
Net asset value	2.45	–6.42	2.23
Class R5 (1/4/21)
Net asset value	2.60	–6.28	2.27
Class R6 (1/4/21)
Net asset value	2.71	–6.17	2.39
Class Y (1/4/21)
Net asset value	2.61	–6.26	2.30

10 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	5 years	3 years	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge	7.17%	4.64%	6.52%	–6.56%	2.14%
After sales charge	6.29	3.41	4.44	–11.93	–3.73
Class B (11/30/15)
Before CDSC	6.38	3.87	5.73	–7.27	1.77
After CDSC	6.38	3.56	4.85	–11.66	–3.04
Class C (11/30/15)
Before CDSC	6.38	3.88	5.74	–7.26	1.79
After CDSC	6.38	3.88	5.74	–8.14	0.83
Class R (11/30/15)
Net asset value	6.87	4.34	6.17	–6.86	2.01
Class R3 (1/4/21)
Net asset value	7.08	4.56	6.42	–6.65	2.08
Class R4 (1/4/21)
Net asset value	7.35	4.82	6.68	–6.47	2.18
Class R5 (1/4/21)
Net asset value	7.49	4.96	6.82	–6.31	2.26
Class R6 (9/1/16)
Net asset value	7.54	5.02	6.92	–6.21	2.37
Class Y (11/30/15)
Net asset value	7.44	4.92	6.80	–6.31	2.29

Sustainable Retirement Funds 11

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	8.37%	8.13%	4.42%	6.20%	–6.50%	2.11%
After sales charge	7.84	7.49	3.19	4.13	–11.88	–3.76
Class B (11/30/10)
Before CDSC	7.83	7.49	3.65	5.41	–7.27	1.65
After CDSC	7.83	7.49	3.37	4.54	–11.53	–3.02
Class C (11/30/10)
Before CDSC	7.84	7.49	3.66	5.45	–7.12	1.78
After CDSC	7.84	7.49	3.66	5.45	–7.97	0.84
Class R (11/30/10)
Net asset value	8.07	7.83	4.10	5.83	–6.89	1.88
Class R3 (1/4/21)
Net asset value	8.30	8.06	4.33	6.09	–6.68	1.94
Class R4 (1/4/21)
Net asset value	8.57	8.33	4.59	6.34	–6.47	2.07
Class R5 (1/4/21)
Net asset value	8.68	8.46	4.75	6.47	–6.33	2.13
Class R6 (9/1/16)
Net asset value	8.71	8.49	4.81	6.58	–6.14	2.34
Class Y (11/30/10)
Net asset value	8.64	8.41	4.70	6.47	–6.21	2.24

12 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	6.43%	7.93%	4.21%	5.81%	–6.45%	2.00%
After sales charge	6.08	7.29	2.98	3.74	–11.82	–3.86
Class B (5/2/05)
Before CDSC	6.07	7.28	3.44	5.03	–7.14	1.63
After CDSC	6.07	7.28	3.16	4.17	–11.30	–2.92
Class C (5/2/05)
Before CDSC	6.07	7.28	3.43	5.02	–7.19	1.60
After CDSC	6.07	7.28	3.43	5.02	–8.01	0.70
Class R (5/2/05)
Net asset value	6.14	7.62	3.88	5.42	–6.82	1.76
Class R3 (1/4/21)
Net asset value	6.36	7.85	4.11	5.68	–6.60	1.93
Class R4 (1/4/21)
Net asset value	6.62	8.12	4.36	5.93	–6.38	2.04
Class R5 (1/4/21)
Net asset value	6.72	8.24	4.53	6.11	–6.22	2.17
Class R6 (9/1/16)
Net asset value	6.73	8.26	4.57	6.18	–6.12	2.22
Class Y (5/2/05)
Net asset value	6.69	8.20	4.47	6.09	–6.22	2.11

Sustainable Retirement Funds 13

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	6.31%	7.56%	3.82%	5.18%	–6.07%	1.81%
After sales charge	5.97	6.92	2.60	3.13	–11.47	–4.04
Class B (11/1/04)
Before CDSC	5.96	6.91	3.05	4.41	–6.69	1.47
After CDSC	5.96	6.91	2.80	3.62	–10.69	–2.88
Class C (11/1/04)
Before CDSC	5.96	6.91	3.04	4.40	–6.77	1.45
After CDSC	5.96	6.91	3.04	4.40	–7.57	0.58
Class R (11/1/04)
Net asset value	6.03	7.25	3.50	4.80	–6.43	1.61
Class R3 (1/4/21)
Net asset value	6.24	7.49	3.74	5.10	–6.17	1.80
Class R4 (1/4/21)
Net asset value	6.51	7.76	4.00	5.35	–5.95	1.91
Class R5 (1/4/21)
Net asset value	6.60	7.87	4.14	5.49	–5.78	1.97
Class R6 (9/1/16)
Net asset value	6.61	7.90	4.18	5.56	–5.68	2.04
Class Y (11/1/04)
Net asset value	6.58	7.84	4.10	5.48	–5.77	2.02

14 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	6.02%	6.98%	3.28%	4.30%	–5.28%	1.63%
After sales charge	5.68	6.34	2.06	2.26	–10.73	–4.22
Class B (11/1/04)
Before CDSC	5.67	6.33	2.50	3.52	–5.98	1.24
After CDSC	5.67	6.33	2.24	2.74	–9.92	–3.00
Class C (11/1/04)
Before CDSC	5.67	6.33	2.50	3.51	–6.03	1.18
After CDSC	5.67	6.33	2.50	3.51	–6.81	0.34
Class R (11/1/04)
Net asset value	5.74	6.67	2.95	3.93	–5.67	1.40
Class R3 (1/4/21)
Net asset value	5.92	6.86	3.16	4.17	–5.44	1.54
Class R4 (1/4/21)
Net asset value	6.18	7.13	3.41	4.42	–5.21	1.64
Class R5 (1/4/21)
Net asset value	6.29	7.27	3.57	4.57	–5.08	1.71
Class R6 (9/1/16)
Net asset value	6.32	7.30	3.62	4.64	–4.98	1.77
Class Y (11/1/04)
Net asset value	6.28	7.24	3.53	4.55	–5.08	1.71

Sustainable Retirement Funds 15

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	5.50%	6.10%	2.61%	3.16%	–4.45%	1.17%
After sales charge	5.16	5.48	1.40	1.14	–9.95	–4.65
Class B (11/1/04)
Before CDSC	5.15	5.47	1.84	2.37	–5.21	0.78
After CDSC	5.15	5.47	1.56	1.56	–9.38	–3.65
Class C (11/1/04)
Before CDSC	5.15	5.47	1.85	2.39	–5.15	0.81
After CDSC	5.15	5.47	1.85	2.39	–5.98	–0.07
Class R (11/1/04)
Net asset value	5.21	5.80	2.28	2.77	–4.88	0.94
Class R3 (1/4/21)
Net asset value	5.38	5.98	2.49	3.03	–4.63	1.08
Class R4 (1/4/21)
Net asset value	5.64	6.24	2.74	3.28	–4.40	1.21
Class R5 (1/4/21)
Net asset value	5.75	6.38	2.90	3.42	–4.24	1.30
Class R6 (9/1/16)
Net asset value	5.80	6.43	2.97	3.51	–4.14	1.37
Class Y (11/1/04)
Net asset value	5.76	6.37	2.87	3.43	–4.23	1.31

16 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	4.87%	5.07%	1.92%	1.90%	–3.52%	0.93%
After sales charge	4.53	4.45	0.72	–0.09	–9.07	–4.88
Class B (11/1/04)
Before CDSC	4.52	4.45	1.16	1.12	–4.28	0.51
After CDSC	4.52	4.45	0.86	0.29	–8.53	–3.96
Class C (11/1/04)
Before CDSC	4.52	4.45	1.16	1.13	–4.25	0.51
After CDSC	4.52	4.45	1.16	1.13	–5.10	–0.39
Class R (11/1/04)
Net asset value	4.59	4.78	1.59	1.53	–3.92	0.68
Class R3 (1/4/21)
Net asset value	4.73	4.93	1.78	1.75	–3.68	0.82
Class R4 (1/4/21)
Net asset value	4.99	5.20	2.04	2.00	–3.47	0.92
Class R5 (1/4/21)
Net asset value	5.09	5.33	2.19	2.17	–3.28	1.03
Class R6 (9/1/16)
Net asset value	5.16	5.40	2.27	2.25	–3.18	1.09
Class Y (11/1/04)
Net asset value	5.13	5.34	2.18	2.16	–3.28	1.03

Sustainable Retirement Funds 17

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.13%	3.95%	1.17%	0.67%	–2.67%	0.73%
After sales charge	3.80	3.33	–0.02	–1.30	–8.27	–5.06
Class B (11/1/04)
Before CDSC	3.79	3.33	0.42	–0.07	–3.40	0.40
After CDSC	3.79	3.33	0.11	–0.92	–7.83	–4.20
Class C (11/1/04)
Before CDSC	3.79	3.33	0.42	–0.08	–3.39	0.35
After CDSC	3.79	3.33	0.42	–0.08	–4.27	–0.57
Class R (11/1/04)
Net asset value	3.85	3.65	0.85	0.32	–3.07	0.50
Class R3 (1/4/21)
Net asset value	3.99	3.80	1.03	0.53	–2.79	0.66
Class R4 (1/4/21)
Net asset value	4.25	4.05	1.27	0.77	–2.58	0.78
Class R5 (1/4/21)
Net asset value	4.35	4.19	1.43	0.93	–2.43	0.84
Class R6 (9/1/16)
Net asset value	4.43	4.27	1.53	1.03	–2.33	0.94
Class Y (11/1/04)
Net asset value	4.39	4.21	1.43	0.93	–2.43	0.85

18 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 1/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.43%	2.04%	0.52%	–0.44%	–1.97%	0.72%
After sales charge	2.20	1.62	–0.30	–1.79	–5.89	–3.31
Class B (11/1/04)
Before CDSC	2.09	1.43	–0.24	–1.18	–2.73	0.34
After CDSC	2.09	1.43	–0.58	–2.07	–7.29	–4.38
Class C (11/1/04)
Before CDSC	2.10	1.42	–0.23	–1.19	–2.77	0.34
After CDSC	2.10	1.42	–0.23	–1.19	–3.68	–0.60
Class R (11/1/04)
Net asset value	2.16	1.75	0.20	–0.78	–2.37	0.51
Class R3 (1/4/21)
Net asset value	2.27	1.88	0.37	–0.58	–2.11	0.70
Class R4 (1/4/21)
Net asset value	2.53	2.14	0.63	–0.32	–1.88	0.82
Class R5 (1/4/21)
Net asset value	2.64	2.27	0.79	–0.18	–1.71	0.84
Class R6 (9/1/16)
Net asset value	2.72	2.35	0.87	–0.08	–1.62	0.89
Class Y (11/1/04)
Net asset value	2.68	2.29	0.77	–0.18	–1.77	0.84

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Sustainable Retirement Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R3 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher 12b-1 and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares). Performance for class R4 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares). For the 2060, 2055, 2050, and 2045 Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher. For the 2040, 2035, 2030, 2025, and Maturity Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares, adjusted for higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares). Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees for class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Returns for periods of less than one year are not annualized.

For the funds with eight years of performance, class B and C share performance reflects conversion to class A shares after eight years.

Sustainable Retirement Funds 19

Comparative annualized index returns For periods ended 1/31/23

	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
Life of fund (since 11/1/04)*	9.45%	3.11%
Life of fund (since 5/2/05)†	9.53	3.14
Life of fund (since 11/30/10)‡	12.92	2.00
Life of fund (since 11/30/15)§	11.90	1.25
Life of fund (since 1/4/21)**	5.60	–5.81
10 years	12.68	1.43
5 years	9.54	0.86
3 years	9.88	–2.35
1 year	–8.22	–8.36
6 months	–0.44	–2.37

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Returns for periods of less than one year are not annualized.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

* Inception date of all the Putnam Sustainable Retirement Funds with the exception of the 2050, 2055, 2060, and 2065 Fund.

† Inception date of the Putnam Sustainable Retirement 2050 Fund.

‡ Inception date of the Putnam Sustainable Retirement 2055 Fund.

§ Inception date of the Putnam Sustainable Retirement 2060 Fund.

** Inception date of the Putnam Sustainable Retirement 2065 Fund.

20 Sustainable Retirement Funds

Fund price and distribution information For the six-month period ended 1/31/23

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	1/31/23
2065 Fund

Class A	1	$0.174	$0.235	$0.019	$0.428	Before sales charge	$9.72	$9.48
						After sales charge	10.31	10.06
Class C	1	0.106	0.235	0.019	0.360	Net asset value	9.64	9.43
Class R	1	0.117	0.235	0.019	0.371	Net asset value	9.70	9.50
Class R3	1	0.141	0.235	0.019	0.395	Net asset value	9.72	9.51
Class R4	1	0.166	0.235	0.019	0.420	Net asset value	9.74	9.51
Class R5	1	0.180	0.235	0.019	0.434	Net asset value	9.75	9.51
Class R6	1	0.191	0.235	0.019	0.445	Net asset value	9.75	9.51
Class Y	1	0.182	0.235	0.019	0.436	Net asset value	9.75	9.51
2060 Fund

Class A	1	$0.170	$0.486	—	$0.656	Before sales charge	$11.07	$10.61
						After sales charge	11.75	11.26
Class B	1	0.083	0.486	—	0.569	Net asset value	10.97	10.56
Class C	1	0.083	0.486	—	0.569	Net asset value	10.86	10.45
Class R	1	0.120	0.486	—	0.606	Net asset value	11.12	10.70
Class R3	1	0.155	0.486	—	0.641	Net asset value	11.12	10.67
Class R4	1	0.185	0.486	—	0.671	Net asset value	11.14	10.67
Class R5	1	0.193	0.486	—	0.679	Net asset value	11.15	10.68
Class R6	1	0.204	0.486	—	0.690	Net asset value	11.16	10.69
Class Y	1	0.196	0.486	—	0.682	Net asset value	11.11	10.64
2055 Fund

Class A	1	$0.188	$0.777	—	$0.965	Before sales charge	$11.07	$10.28
						After sales charge	11.75	10.91
Class B	1	0.082	0.777	—	0.859	Net asset value	10.92	10.19
Class C	1	0.081	0.777	—	0.858	Net asset value	10.65	9.93
Class R	1	0.161	0.777	—	0.938	Net asset value	11.36	10.58
Class R3	1	0.173	0.777	—	0.950	Net asset value	11.15	10.36
Class R4	1	0.196	0.777	—	0.973	Net asset value	11.17	10.37
Class R5	1	0.212	0.777	—	0.989	Net asset value	11.18	10.37
Class R6	1	0.223	0.777	—	1.000	Net asset value	11.18	10.38
Class Y	1	0.214	0.777	—	0.991	Net asset value	11.21	10.41
2050 Fund

Class A	1	$0.358	$1.691	—	$2.049	Before sales charge	$18.27	$16.47
						After sales charge	19.38	17.47
Class B	1	0.097	1.691	—	1.788	Net asset value	17.80	16.20
Class C	1	0.238	1.691	—	1.929	Net asset value	17.44	15.68
Class R	1	0.300	1.691	—	1.991	Net asset value	17.80	16.01
Class R3	1	0.325	1.691	—	2.016	Net asset value	18.19	16.41
Class R4	1	0.383	1.691	—	2.074	Net asset value	18.23	16.41
Class R5	1	0.404	1.691	—	2.095	Net asset value	18.23	16.41
Class R6	1	0.422	1.691	—	2.113	Net asset value	18.24	16.41
Class Y	1	0.404	1.691	—	2.095	Net asset value	18.23	16.40

Sustainable Retirement Funds 21

Fund price and distribution information For the six-month period ended 1/31/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	1/31/23
2045 Fund

Class A	1	$0.730	$1.750	$0.001	$2.481	Before sales charge	$19.66	$17.41
						After sales charge	20.86	18.47
Class B	1	0.598	1.750	0.001	2.349	Net asset value	16.92	14.70
Class C	1	0.596	1.750	0.001	2.347	Net asset value	16.90	14.68
Class R	1	0.613	1.750	0.001	2.364	Net asset value	20.72	18.57
Class R3	1	0.650	1.750	0.001	2.401	Net asset value	25.20	23.13
Class R4	1	0.734	1.750	0.001	2.485	Net asset value	25.24	23.11
Class R5	1	0.769	1.750	0.001	2.520	Net asset value	25.27	23.12
Class R6	1	0.794	1.750	0.001	2.545	Net asset value	25.28	23.12
Class Y	1	0.770	1.750	0.001	2.521	Net asset value	25.27	23.13
2040 Fund

Class A	1	$0.896	$2.248	—	$3.144	Before sales charge	$21.67	$18.74
						After sales charge	22.99	19.88
Class B	1	0.748	2.248	—	2.996	Net asset value	19.00	16.11
Class C	1	0.771	2.248	—	3.019	Net asset value	18.50	15.57
Class R	1	0.808	2.248	—	3.056	Net asset value	22.82	19.95
Class R3	1	0.845	2.248	—	3.093	Net asset value	26.54	23.72
Class R4	1	0.910	2.248	—	3.158	Net asset value	26.57	23.71
Class R5	1	0.945	2.248	—	3.193	Net asset value	26.59	23.71
Class R6	1	0.971	2.248	—	3.219	Net asset value	26.60	23.71
Class Y	1	0.946	2.248	—	3.194	Net asset value	26.54	23.66
2035 Fund

Class A	1	$1.133	$1.267	—	$2.400	Before sales charge	$21.25	$19.01
						After sales charge	22.55	20.17
Class B	1	0.923	1.267	—	2.190	Net asset value	18.83	16.71
Class C	1	1.002	1.267	—	2.269	Net asset value	18.62	16.42
Class R	1	1.059	1.267	—	2.326	Net asset value	20.11	17.89
Class R3	1	1.068	1.267	—	2.335	Net asset value	25.90	23.76
Class R4	1	1.148	1.267	—	2.415	Net asset value	25.92	23.73
Class R5	1	1.181	1.267	—	2.448	Net asset value	25.94	23.74
Class R6	1	1.206	1.267	—	2.473	Net asset value	25.96	23.75
Class Y	1	1.182	1.267	—	2.449	Net asset value	25.92	23.72
2030 Fund

Class A	1	$1.325	$0.922	—	$2.247	Before sales charge	$20.61	$18.49
						After sales charge	21.87	19.62
Class B	1	1.149	0.922	—	2.071	Net asset value	19.20	17.17
Class C	1	1.175	0.922	—	2.097	Net asset value	18.93	16.87
Class R	1	1.256	0.922	—	2.178	Net asset value	19.02	16.91
Class R3	1	1.275	0.922	—	2.197	Net asset value	24.19	22.13
Class R4	1	1.336	0.922	—	2.258	Net asset value	24.22	22.12
Class R5	1	1.372	0.922	—	2.294	Net asset value	24.24	22.13
Class R6	1	1.396	0.922	—	2.318	Net asset value	24.25	22.13
Class Y	1	1.372	0.922	—	2.294	Net asset value	24.19	22.08

22 Sustainable Retirement Funds

Fund price and distribution information For the six-month period ended 1/31/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	1/31/23
2025 Fund

Class A	1	$1.246	$0.496	—	$1.742	Before sales charge	$20.32	$18.69
						After sales charge	21.56	19.83
Class B	1	1.028	0.496	—	1.524	Net asset value	18.54	17.06
Class C	1	1.125	0.496	—	1.621	Net asset value	18.33	16.74
Class R	1	1.183	0.496	—	1.679	Net asset value	18.74	17.12
Class R3	1	1.212	0.496	—	1.708	Net asset value	20.28	18.67
Class R4	1	1.266	0.496	—	1.762	Net asset value	20.27	18.63
Class R5	1	1.297	0.496	—	1.793	Net asset value	20.29	18.63
Class R6	1	1.317	0.496	—	1.813	Net asset value	20.30	18.64
Class Y	1	1.298	0.496	—	1.794	Net asset value	20.27	18.61
Maturity Fund

Class A	6	$0.977	—	—	$0.977	Before sales charge	$16.12	$15.24
						After sales charge	16.79	15.88
Class B	6	0.917	—	—	0.917	Net asset value	15.69	14.81
Class C	6	0.918	—	—	0.918	Net asset value	15.73	14.85
Class R	6	0.945	—	—	0.945	Net asset value	16.10	15.22
Class R3	6	0.965	—	—	0.965	Net asset value	16.17	15.30
Class R4	6	0.983	—	—	0.983	Net asset value	16.18	15.31
Class R5	6	0.997	—	—	0.997	Net asset value	16.18	15.30
Class R6	6	1.005	—	—	1.005	Net asset value	16.18	15.30
Class Y	6	0.997	—	—	0.997	Net asset value	16.18	15.30

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Sustainable Retirement Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Sustainable Retirement Funds 23

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22

	Life of
	fund	1 year	6 months
2065 Fund
Class A (1/4/21)
Before sales charge	–0.66%	–16.33%	2.84%
After sales charge	–3.56	–21.14	–3.07
Class C (1/4/21)
Before CDSC	–1.39	–17.00	2.44
After CDSC	–1.39	–17.79	1.46
Class R (1/4/21)
Net asset value	–1.05	–16.64	2.54
Class R3 (1/4/21)
Net asset value	–0.81	–16.50	2.70
Class R4 (1/4/21)
Net asset value	–0.56	–16.28	2.86
Class R5 (1/4/21)
Net asset value	–0.42	–16.15	2.90
Class R6 (1/4/21)
Net asset value	–0.31	–16.06	3.02
Class Y (1/4/21)
Net asset value	–0.41	–16.14	2.92

24 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	5 years	3 years	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge	6.35%	4.25%	4.15%	–16.24%	2.76%
After sales charge	5.47	3.02	2.11	–21.06	–3.15
Class B (11/30/15)
Before CDSC	5.55	3.45	3.37	–16.92	2.33
After CDSC	5.55	3.15	2.51	–20.85	–2.51
Class C (11/30/15)
Before CDSC	5.55	3.47	3.36	–16.86	2.35
After CDSC	5.55	3.47	3.36	–17.65	1.38
Class R (11/30/15)
Net asset value	6.04	3.93	3.79	–16.53	2.56
Class R3 (1/4/21)
Net asset value	6.25	4.14	4.03	–16.36	2.70
Class R4 (1/4/21)
Net asset value	6.52	4.41	4.29	–16.19	2.79
Class R5 (1/4/21)
Net asset value	6.66	4.54	4.42	–16.05	2.87
Class R6 (9/1/16)
Net asset value	6.69	4.59	4.49	–15.96	2.87
Class Y (11/30/15)
Net asset value	6.61	4.50	4.40	–16.08	2.91

Sustainable Retirement Funds 25

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	7.90%	7.98%	4.04%	3.90%	–15.90%	2.65%
After sales charge	7.37	7.34	2.82	1.87	–20.74	–3.25
Class B (11/30/10)
Before CDSC	7.36	7.33	3.27	3.15	–16.50	2.33
After CDSC	7.36	7.33	2.99	2.30	–20.33	–2.36
Class C (11/30/10)
Before CDSC	7.37	7.32	3.28	3.16	–16.44	2.28
After CDSC	7.37	7.32	3.28	3.16	–17.20	1.34
Class R (11/30/10)
Net asset value	7.62	7.69	3.74	3.57	–16.13	2.51
Class R3 (1/4/21)
Net asset value	7.84	7.92	3.97	3.81	–15.97	2.68
Class R4 (1/4/21)
Net asset value	8.10	8.17	4.21	4.06	–15.79	2.70
Class R5 (1/4/21)
Net asset value	8.22	8.30	4.37	4.19	–15.67	2.76
Class R6 (9/1/16)
Net asset value	8.24	8.33	4.41	4.26	–15.58	2.86
Class Y (11/30/10)
Net asset value	8.17	8.25	4.30	4.16	–15.68	2.77

26 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	6.13%	7.80%	3.86%	3.65%	–15.37%	2.55%
After sales charge	5.77	7.17	2.64	1.62	–20.23	–3.34
Class B (5/2/05)
Before CDSC	5.77	7.16	3.08	2.87	–16.01	2.20
After CDSC	5.77	7.16	2.81	2.04	–19.77	–2.38
Class C (5/2/05)
Before CDSC	5.77	7.16	3.08	2.88	–15.99	2.19
After CDSC	5.77	7.16	3.08	2.88	–16.73	1.28
Class R (5/2/05)
Net asset value	5.84	7.50	3.54	3.30	–15.69	2.40
Class R3 (1/4/21)
Net asset value	6.06	7.73	3.78	3.54	–15.44	2.55
Class R4 (1/4/21)
Net asset value	6.32	8.00	4.03	3.79	–15.24	2.65
Class R5 (1/4/21)
Net asset value	6.41	8.12	4.18	3.96	–15.11	2.71
Class R6 (9/1/16)
Net asset value	6.43	8.14	4.22	4.03	–15.02	2.76
Class Y (5/2/05)
Net asset value	6.39	8.07	4.13	3.92	–15.12	2.71

Sustainable Retirement Funds 27

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	6.05%	7.48%	3.56%	3.29%	–14.07%	2.42%
After sales charge	5.71	6.84	2.34	1.27	–19.01	–3.46
Class B (11/1/04)
Before CDSC	5.70	6.83	2.78	2.52	–14.72	2.05
After CDSC	5.70	6.83	2.53	1.75	–18.37	–2.31
Class C (11/1/04)
Before CDSC	5.70	6.83	2.78	2.51	–14.70	2.04
After CDSC	5.70	6.83	2.78	2.51	–15.43	1.17
Class R (11/1/04)
Net asset value	5.77	7.17	3.24	2.93	–14.42	2.27
Class R3 (1/4/21)
Net asset value	5.98	7.40	3.48	3.20	–14.20	2.35
Class R4 (1/4/21)
Net asset value	6.25	7.67	3.74	3.46	–13.97	2.49
Class R5 (1/4/21)
Net asset value	6.34	7.79	3.87	3.58	–13.81	2.59
Class R6 (9/1/16)
Net asset value	6.35	7.81	3.91	3.64	–13.76	2.61
Class Y (11/1/04)
Net asset value	6.32	7.75	3.83	3.58	–13.84	2.56

28 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	5.80%	6.94%	3.05%	2.71%	–12.29%	2.20%
After sales charge	5.45	6.30	1.84	0.71	–17.33	–3.68
Class B (11/1/04)
Before CDSC	5.45	6.29	2.28	1.94	–12.96	1.80
After CDSC	5.45	6.29	2.02	1.18	–16.60	–2.46
Class C (11/1/04)
Before CDSC	5.45	6.30	2.29	1.93	–12.95	1.81
After CDSC	5.45	6.30	2.29	1.93	–13.68	0.96
Class R (11/1/04)
Net asset value	5.52	6.63	2.73	2.33	–12.70	1.96
Class R3 (1/4/21)
Net asset value	5.69	6.82	2.93	2.57	–12.44	2.11
Class R4 (1/4/21)
Net asset value	5.96	7.09	3.19	2.83	–12.22	2.20
Class R5 (1/4/21)
Net asset value	6.07	7.23	3.36	2.99	–12.07	2.30
Class R6 (9/1/16)
Net asset value	6.09	7.26	3.40	3.06	–11.99	2.36
Class Y (11/1/04)
Net asset value	6.06	7.20	3.31	2.95	–12.09	2.31

Sustainable Retirement Funds 29

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	5.31%	6.09%	2.41%	1.91%	–10.33%	1.82%
After sales charge	4.97	5.47	1.20	–0.08	–15.49	–4.04
Class B (11/1/04)
Before CDSC	4.97	5.47	1.66	1.16	–10.98	1.44
After CDSC	4.97	5.47	1.38	0.36	–14.90	–3.03
Class C (11/1/04)
Before CDSC	4.97	5.46	1.65	1.16	–11.01	1.45
After CDSC	4.97	5.46	1.65	1.16	–11.79	0.56
Class R (11/1/04)
Net asset value	5.03	5.80	2.09	1.54	–10.68	1.59
Class R3 (1/4/21)
Net asset value	5.19	5.98	2.30	1.80	–10.44	1.75
Class R4 (1/4/21)
Net asset value	5.46	6.24	2.55	2.05	–10.23	1.87
Class R5 (1/4/21)
Net asset value	5.56	6.37	2.70	2.17	–10.11	1.92
Class R6 (9/1/16)
Net asset value	5.61	6.42	2.76	2.25	–10.02	1.98
Class Y (11/1/04)
Net asset value	5.58	6.37	2.68	2.18	–10.12	1.93

30 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	4.73%	5.09%	1.74%	1.02%	–8.10%	1.44%
After sales charge	4.39	4.47	0.54	–0.96	–13.39	–4.39
Class B (11/1/04)
Before CDSC	4.38	4.46	0.98	0.24	–8.79	1.03
After CDSC	4.38	4.46	0.69	–0.58	–12.84	–3.47
Class C (11/1/04)
Before CDSC	4.38	4.47	0.97	0.24	–8.83	1.02
After CDSC	4.38	4.47	0.97	0.24	–9.64	0.13
Class R (11/1/04)
Net asset value	4.45	4.79	1.42	0.65	–8.51	1.24
Class R3 (1/4/21)
Net asset value	4.59	4.95	1.61	0.88	–8.25	1.35
Class R4 (1/4/21)
Net asset value	4.85	5.21	1.86	1.12	–8.02	1.49
Class R5 (1/4/21)
Net asset value	4.95	5.34	2.00	1.26	–7.88	1.55
Class R6 (9/1/16)
Net asset value	5.02	5.41	2.08	1.36	–7.79	1.61
Class Y (11/1/04)
Net asset value	4.99	5.35	1.99	1.26	–7.89	1.56

Sustainable Retirement Funds 31

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.04%	3.98%	1.00%	0.09%	–5.99%	1.12%
After sales charge	3.70	3.36	–0.19	–1.87	–11.40	–4.69
Class B (11/1/04)
Before CDSC	3.69	3.35	0.25	–0.65	–6.68	0.80
After CDSC	3.69	3.35	–0.06	–1.50	–10.96	–3.82
Class C (11/1/04)
Before CDSC	3.69	3.36	0.25	–0.64	–6.67	0.79
After CDSC	3.69	3.36	0.25	–0.64	–7.52	–0.13
Class R (11/1/04)
Net asset value	3.76	3.69	0.68	–0.25	–6.35	0.92
Class R3 (1/4/21)
Net asset value	3.89	3.83	0.85	–0.05	–6.11	1.10
Class R4 (1/4/21)
Net asset value	4.15	4.09	1.10	0.20	–5.91	1.17
Class R5 (1/4/21)
Net asset value	4.25	4.22	1.27	0.35	–5.72	1.28
Class R6 (9/1/16)
Net asset value	4.33	4.30	1.35	0.44	–5.67	1.33
Class Y (11/1/04)
Net asset value	4.30	4.24	1.25	0.36	–5.73	1.28

32 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.35%	1.98%	0.28%	–0.83%	–4.42%	1.05%
After sales charge	2.12	1.56	–0.54	–2.17	–8.24	–3.00
Class B (11/1/04)
Before CDSC	2.01	1.37	–0.48	–1.58	–5.17	0.61
After CDSC	2.01	1.37	–0.82	–2.48	–9.62	–4.13
Class C (11/1/04)
Before CDSC	2.02	1.37	–0.47	–1.57	–5.14	0.69
After CDSC	2.02	1.37	–0.47	–1.57	–6.03	–0.26
Class R (11/1/04)
Net asset value	2.08	1.69	–0.04	–1.19	–4.81	0.84
Class R3 (1/4/21)
Net asset value	2.19	1.81	0.11	–1.00	–4.61	0.90
Class R4 (1/4/21)
Net asset value	2.45	2.08	0.37	–0.74	–4.38	1.08
Class R5 (1/4/21)
Net asset value	2.56	2.21	0.52	–0.59	–4.23	1.10
Class R6 (9/1/16)
Net asset value	2.63	2.29	0.61	–0.50	–4.13	1.15
Class Y (11/1/04)
Net asset value	2.60	2.23	0.53	–0.57	–4.22	1.17

See the discussion following the fund performance tables on page 19 for information about the calculation of fund performance.

Returns for periods of less than one year are not annualized.

Sustainable Retirement Funds 33

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating expenses
for the fiscal year ended 7/31/22#	22.18%	22.93%	22.58%	22.33%	22.08%	21.93%	21.83%	21.93%
Annualized expense ratio for the
six-month period ended 1/31/23†	0.27%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Net expenses for the fiscal
year ended 7/31/22**#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	2.53%	3.28%	3.28%	2.93%	2.68%	2.43%	2.28%	2.18%	2.28%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2055 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.70%	2.45%	2.45%	2.10%	1.85%	1.60%	1.45%	1.35%	1.45%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2050 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.56%	2.31%	2.31%	1.96%	1.71%	1.46%	1.31%	1.21%	1.31%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%

34 Sustainable Retirement Funds

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.52%	2.27%	2.27%	1.92%	1.67%	1.42%	1.27%	1.17%	1.27%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2040 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.46%	2.21%	2.21%	1.86%	1.61%	1.36%	1.21%	1.11%	1.21%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.28%	1.03%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%
2035 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.32%	1.07%	1.07%	0.72%	0.47%	0.22%	0.07%	–0.03%	0.07%
2030 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.37%	2.12%	2.12%	1.77%	1.52%	1.27%	1.12%	1.02%	1.12%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.33%	1.08%	1.08%	0.73%	0.48%	0.23%	0.08%	–0.02%	0.08%
2025 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.34%	2.09%	2.09%	1.74%	1.49%	1.24%	1.09%	0.99%	1.09%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.34%	1.09%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%
Maturity Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.32%	2.07%	2.07%	1.72%	1.47%	1.22%	1.07%	0.97%	1.07%
Annualized expense ratio for
the six-month period ended
1/31/23†	0.35%	1.10%	1.10%	0.75%	0.50%	0.25%	0.10%	0.00%	0.10%

Sustainable Retirement Funds 35

Expense ratios cont.

Fiscal year expense information for the net expenses and total operating expenses for the fiscal year ended 7/31/22 in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report, each of which is based on expenses limitations that were in effect prior to 2/1/23.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.57%
2060 Fund	0.57%
2055 Fund	0.56%
2050 Fund	0.55%
2045 Fund	0.54%
2040 Fund	0.52%
2035 Fund	0.50%
2030 Fund	0.46%
2025 Fund	0.43%
Maturity Fund	0.44%

* Reflects Putnam Management’s decision to contractually limit expenses through 2/10/26.

** Reflects Putnam Management’s decision to contractually limit expenses through 2/10/33.

† Excludes the expense ratio of the underlying Putnam mutual funds.

# Restated to reflect current fees.

36 Sustainable Retirement Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/22 to 1/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,022.20	$1,017.90	$1,020.00	$1,021.60	$1,022.30	$1,022.70	$1,023.90	$1,023.00

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,021.40	$1,017.70	$1,017.90	$1,020.10	$1,020.80	$1,021.80	$1,022.60	$1,023.70	$1,022.90
2055 Fund
Expenses paid per $1,000*†	$1.38	$5.18	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,021.10	$1,016.50	$1,017.80	$1,018.80	$1,019.40	$1,020.70	$1,021.30	$1,023.40	$1,022.40
2050 Fund
Expenses paid per $1,000*†	$1.37	$5.18	$5.18	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,020.00	$1,016.30	$1,016.00	$1,017.60	$1,019.30	$1,020.40	$1,021.70	$1,022.20	$1,021.10
2045 Fund
Expenses paid per $1,000*†	$1.37	$5.18	$5.18	$3.40	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,018.10	$1,014.70	$1,014.50	$1,016.10	$1,018.00	$1,019.10	$1,019.70	$1,020.40	$1,020.20
2040 Fund
Expenses paid per $1,000*†	$1.42	$5.22	$5.22	$3.45	$2.18	$0.91	$0.15	$(0.36)	$0.15
Ending value (after expenses)	$1,016.30	$1,012.40	$1,011.80	$1,014.00	$1,015.40	$1,016.40	$1,017.10	$1,017.70	$1,017.10
2035 Fund
Expenses paid per $1,000*†	$1.62	$5.42	$5.42	$3.65	$2.38	$1.12	$0.36	$(0.15)	$0.36
Ending value (after expenses)	$1,011.70	$1,007.80	$1,008.10	$1,009.40	$1,010.80	$1,012.10	$1,013.00	$1,013.70	$1,013.10
2030 Fund
Expenses paid per $1,000*†	$1.67	$5.46	$5.46	$3.69	$2.43	$1.16	$0.41	$(0.10)	$0.41
Ending value (after expenses)	$1,009.30	$1,005.10	$1,005.10	$1,006.80	$1,008.20	$1,009.20	$1,010.30	$1,010.90	$1,010.30
2025 Fund
Expenses paid per $1,000*†	$1.72	$5.51	$5.50	$3.74	$2.48	$1.21	$0.46	$(0.05)	$0.46
Ending value (after expenses)	$1,007.30	$1,004.00	$1,003.50	$1,005.00	$1,006.60	$1,007.80	$1,008.40	$1,009.40	$1,008.50
Maturity Fund
Expenses paid per $1,000*†	$1.77	$5.55	$5.55	$3.79	$2.53	$1.27	$0.51	$—	$0.51
Ending value (after expenses)	$1,007.20	$1,003.40	$1,003.40	$1,005.10	$1,007.00	$1,008.20	$1,008.40	$1,008.90	$1,008.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/23.

The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

Sustainable Retirement Funds 37

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/23, use the following calculation method.

To find the value of your investment on 8/1/22, call Putnam at 1-800-225-1581.

38 Sustainable Retirement Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Sustainable Retirement Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10
2055 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10
2050 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10
2045 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10
2040 Fund
Expenses paid per $1,000*†	$1.43	$5.24	$5.24	$3.47	$2.19	$0.92	$0.15	$(0.36)	$0.15
Ending value (after expenses)	$1,023.79	$1,020.01	$1,020.01	$1,021.78	$1,023.04	$1,024.30	$1,025.05	$1,025.56	$1,025.05
2035 Fund
Expenses paid per $1,000*†	$1.63	$5.45	$5.45	$3.67	$2.40	$1.12	$0.36	$(0.15)	$0.36
Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.58	$1,022.84	$1,024.10	$1,024.85	$1,025.36	$1,024.85
2030 Fund
Expenses paid per $1,000*†	$1.68	$5.50	$5.50	$3.72	$2.45	$1.17	$0.41	$(0.10)	$0.41
Ending value (after expenses)	$1,023.54	$1,019.76	$1,019.76	$1,021.53	$1,022.79	$1,024.05	$1,024.80	$1,025.31	$1,024.80
2025 Fund
Expenses paid per $1,000*†	$1.73	$5.55	$5.55	$3.77	$2.50	$1.22	$0.46	$(0.05)	$0.46
Ending value (after expenses)	$1,023.49	$1,019.71	$1,019.71	$1,021.48	$1,022.74	$1,024.00	$1,024.75	$1,025.26	$1,024.75
Maturity Fund
Expenses paid per $1,000*†	$1.79	$5.60	$5.60	$3.82	$2.55	$1.28	$0.51	$—	$0.51
Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,021.42	$1,022.68	$1,023.95	$1,024.70	$1,025.21	$1,024.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/23.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

Sustainable Retirement Funds 39

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks.

Investing in underlying funds with an ESG or sustainability focus may result in each fund having exposure to underlying funds that invest in certain types of companies, industries, or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, the underlying funds’ managers make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. The net asset value (NAV) of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. The underlying funds have a limited number of financial institutions that act as authorized participants, which are not obligated to engage in creation and/or redemption transactions, and there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The underlying funds have a limited public trading history and there can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended. Certain accounts or affiliates of Putnam Management will own or control a substantial amount of an underlying fund’s shares, and dispositions of a large number of shares may adversely affect the underlying fund’s liquidity and net assets. Some of the underlying funds may effect creations and redemptions in cash, and investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an exchange-traded fund (ETF) that distributes portfolio securities entirely in-kind. Two of the underlying funds are semi-transparent ETFs, which do not disclose to the public what assets they hold each day. This may create additional risks, including that an investor may have to pay more money to trade the semi-transparent ETF’s shares.

40 Sustainable Retirement Funds

The principal value of each fund is not guaranteed at any time, including at the target date. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the funds.

Sustainable Retirement Funds 41

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Sustainable Retirement Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares (all funds except for Putnam Sustainable Retirement 2065 Fund) are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

FTSE® World Government Bond Index (WGBI) measures the performance of fixed-rate, local-currency, investment-grade sovereign bonds.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

42 Sustainable Retirement Funds

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (GD) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Gross total return (GD) indexes reinvest as much as possible of a company’s dividend distributions.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the FTSE Indexes. FTSE® is a trademark of FTSE Russell.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category medians reflect performance trends for funds within a category.

Sustainable Retirement Funds 43

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2023, Putnam employees had approximately $478,000,000 and the Trustees had approximately $64,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

44 Sustainable Retirement Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The fund’s portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Sustainable Retirement Funds 45

The funds’ portfolios 1/31/23 (Unaudited)

2065 Fund	Shares	Value
Absolute Return Funds (9.8%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	431	$3,582
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	6,323	58,110
Total Absolute Return Funds (cost $67,622)		$61,692

Asset Allocation Funds (89.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	36,828	$465,870
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,990	100,632
Total Asset Allocation Funds (cost $593,087)		$566,502

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	2,809	$2,809
Total Fixed Income Funds (cost $2,809)		$2,809

TOTAL INVESTMENTS
Total Investments (cost $663,518)		$631,003

* Percentages indicated are based on net assets of $630,541.

2060 Fund	Shares	Value
Absolute Return Funds (10.0%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	12,720	$105,706
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	139,943	1,286,078
Total Absolute Return Funds (cost $1,534,492)		$1,391,784

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	756,758	$9,572,993
Putnam Dynamic Asset Allocation Growth Fund Class P †††	176,013	2,957,010
Total Asset Allocation Funds (cost $12,662,836)		$12,530,003

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	65,812	$65,812
Total Fixed Income Funds (cost $65,812)		$65,812

TOTAL INVESTMENTS
Total Investments (cost $14,263,140)		$13,987,599

* Percentages indicated are based on net assets of $13,986,062.

46 Sustainable Retirement Funds

The funds’ portfolios 1/31/23 (Unaudited) cont.

2055 Fund	Shares	Value
Absolute Return Funds (10.6%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	81,270	$675,353
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	476,876	4,382,491
Total Absolute Return Funds (cost $5,575,417)		$5,057,844

Asset Allocation Funds (88.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,954,058	$24,718,838
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,043,543	17,531,528
Total Asset Allocation Funds (cost $46,863,325)		$42,250,366

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	223,681	$223,681
Total Fixed Income Funds (cost $223,681)		$223,681

TOTAL INVESTMENTS
Total Investments (cost $52,662,423)		$47,531,891

* Percentages indicated are based on net assets of $47,524,563.

2050 Fund	Shares	Value
Absolute Return Funds (11.9%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	271,261	$2,254,182
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	984,584	9,048,327
Total Absolute Return Funds (cost $12,458,142)		$11,302,509

Asset Allocation Funds (87.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,435,644	$30,810,893
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,114,228	52,319,024
Total Asset Allocation Funds (cost $91,121,664)		$83,129,917

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	449,739	$449,739
Total Fixed Income Funds (cost $449,739)		$449,739

TOTAL INVESTMENTS
Total Investments (cost $104,029,545)		$94,882,165

* Percentages indicated are based on net assets of $94,872,680.

Sustainable Retirement Funds 47

The funds’ portfolios 1/31/23 (Unaudited) cont.

2045 Fund	Shares	Value
Absolute Return Funds (15.5%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	464,023	$3,856,028
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	1,852,629	17,025,659
Total Absolute Return Funds (cost $23,011,367)		$20,881,687

Asset Allocation Funds (82.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	410,741	$5,787,339
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,042,208	13,183,937
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,491,391	92,255,363
Total Asset Allocation Funds (cost $121,487,708)		$111,226,639

Fixed Income Funds (1.8%)*
Putnam Government Money Market Fund Class G †††	2,443,775	$2,443,775
Total Fixed Income Funds (cost $2,443,775)		$2,443,775

TOTAL INVESTMENTS
Total Investments (cost $146,942,850)		$134,552,101

* Percentages indicated are based on net assets of $134,537,900.

2040 Fund	Shares	Value
Absolute Return Funds (22.0%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	1,260,723	$10,476,611
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	3,598,251	33,067,927
Total Absolute Return Funds (cost $48,040,688)		$43,544,538

Asset Allocation Funds (75.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,284,875	$46,283,890
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,105,089	102,565,503
Total Asset Allocation Funds (cost $160,594,646)		$148,849,393

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	5,719,403	$5,719,403
Total Fixed Income Funds (cost $5,719,403)		$5,719,403

TOTAL INVESTMENTS
Total Investments (cost $214,354,737)		$198,113,334

* Percentages indicated are based on net assets of $198,087,647.

48 Sustainable Retirement Funds

The funds’ portfolios 1/31/23 (Unaudited) cont.

2035 Fund	Shares	Value
Absolute Return Funds (30.2%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	2,264,118	$18,814,821
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	4,334,939	39,838,091
Total Absolute Return Funds (cost $64,477,416)		$58,652,912

Asset Allocation Funds (65.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	6,655,918	$93,781,880
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	239,877	2,336,400
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,891,452	31,776,397
Total Asset Allocation Funds (cost $141,980,335)		$127,894,677

Fixed Income Funds (4.0%)*
Putnam Government Money Market Fund Class G †††	7,717,637	$7,717,637
Total Fixed Income Funds (cost $7,717,637)		$7,717,637

TOTAL INVESTMENTS
Total Investments (cost $214,175,388)		$194,265,226

* Percentages indicated are based on net assets of $194,222,651.

2030 Fund	Shares	Value
Absolute Return Funds (40.5%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	4,372,153	$36,332,592
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	6,698,054	61,555,120
Total Absolute Return Funds (cost $107,796,658)		$97,887,712

Asset Allocation Funds (54.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,085,132	$99,829,507
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,234,018	31,499,339
Total Asset Allocation Funds (cost $146,925,956)		$131,328,846

Fixed Income Funds (5.2%)*
Putnam Government Money Market Fund Class G †††	12,511,532	$12,511,532
Total Fixed Income Funds (cost $12,511,532)		$12,511,532

TOTAL INVESTMENTS
Total Investments (cost $267,234,146)		$241,728,090

* Percentages indicated are based on net assets of $241,672,924.

Sustainable Retirement Funds 49

The funds’ portfolios 1/31/23 (Unaudited) cont.

2025 Fund	Shares	Value
Absolute Return Funds (52.2%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	5,750,906	$47,790,025
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	6,600,449	60,658,127
Total Absolute Return Funds (cost $117,326,287)		$108,448,152

Asset Allocation Funds (41.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,973,425	$27,805,559
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	6,076,094	59,181,152
Total Asset Allocation Funds (cost $93,850,041)		$86,986,711

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	12,261,112	$12,261,112
Total Fixed Income Funds (cost $12,261,112)		$12,261,112

TOTAL INVESTMENTS
Total Investments (cost $223,437,440)		$207,695,975

* Percentages indicated are based on net assets of $207,640,746.

Maturity Fund	Shares	Value
Absolute Return Funds (59.3%)*
Putnam Fixed Income Absolute Return Fund Class P ††† §	8,023,264	$66,673,319
Putnam Multi-Asset Absolute Return Fund Class P ††† Δ	7,280,045	66,903,613
Total Absolute Return Funds (cost $148,608,787)		$133,576,932

Asset Allocation Funds (34.7%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	8,029,686	$78,209,141
Total Asset Allocation Funds (cost $87,827,525)		$78,209,141

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	13,342,756	$13,342,756
Total Fixed Income Funds (cost $13,342,756)		$13,342,756

TOTAL INVESTMENTS
Total Investments (cost $249,779,068)		$225,128,829

* Percentages indicated are based on net assets of $225,069,686.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

§ Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

Δ Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

50 Sustainable Retirement Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$165,133	$465,870	$—	$631,003
2060 Fund	4,414,606	9,572,993	—	13,987,599
2055 Fund	22,813,053	24,718,838	—	47,531,891
2050 Fund	64,071,272	30,810,893	—	94,882,165
2045 Fund	121,368,164	13,183,937	—	134,552,101
2040 Fund	198,113,334	—	—	198,113,334
2035 Fund	194,265,226	—	—	194,265,226
2030 Fund	241,728,090	—	—	241,728,090
2025 Fund	207,695,975	—	—	207,695,975
Maturity Fund	225,128,829	—	—	225,128,829

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 51

Statement of assets and liabilities 1/31/23 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$631,003	$13,987,599	$47,531,891	$94,882,165	$134,552,101
Cash	—	6	—	1	7
Receivable for income distributions
from underlying Putnam fund shares	10	214	726	1,459	7,922
Receivable for shares of the fund sold	81	3,411	170,796	19,573	338,571
Receivable for investments sold	—	—	3,501	5,221	277,041
Receivable from Manager (Note 2)	2,538	6,796	17,110	31,638	42,886
Total assets	633,632	13,998,026	47,724,024	94,940,057	135,218,528

LIABILITIES
Payable to custodian	15	—	—	—	—
Payable for shares of the
fund repurchased	—	—	3,501	5,221	277,041
Payable for investments purchased	90	3,630	171,535	21,046	346,626
Payable for investor servicing
fees (Note 2)	95	2,493	9,267	17,837	26,148
Payable for distribution fees (Note 2)	471	1,429	6,391	8,913	12,634
Payable for reports to shareholders	2,270	2,657	3,587	4,636	4,767
Payable for auditing and tax fee	47	1,139	3,977	7,970	11,552
Other accrued expenses	103	616	1,203	1,754	1,860
Total liabilities	3,091	11,964	199,461	67,377	680,628

Net assets	$630,541	$13,986,062	$47,524,563	$94,872,680	$134,537,900

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$665,814	$15,260,721	$52,774,949	$105,407,076	$149,484,372
Total distributable earnings (Note 1)	(35,273)	(1,274,659)	(5,250,386)	(10,534,396)	(14,946,472)
Total — Representing net assets
applicable to capital outstanding	$630,541	$13,986,062	$47,524,563	$94,872,680	$134,537,900

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$134,376	$1,148,177	$5,122,641	$7,149,614	$12,548,074
Number of shares outstanding	14,181	108,187	498,447	434,100	720,569
Net asset value and redemption price	$9.48	$10.61	$10.28	$16.47	$17.41
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.06	$11.26	$10.91	$17.47	$18.47

(Continued on next page)

52 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/23 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$15,575	$53,000	$85,055	$389,196
Number of shares outstanding	N/A	1,475	5,200	5,251	26,481
Net asset value and offering price***	N/A	$10.56	$10.19	$16.20	$14.70
Computation of net asset value and offering price Class C
Net Assets	$223,964	$290,507	$630,556	$951,339	$657,219
Number of shares outstanding	23,759	27,796	63,528	60,674	44,759
Net asset value and offering price***	$9.43	$10.45	$9.93	$15.68	$14.68
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,408	$16,095	$52,703	$536,599	$54,024
Number of shares outstanding	1,095	1,505	4,980	33,517	2,909
Net asset value, offering price
and redemption value	$9.50†	$10.70†	$10.58	$16.01	$18.57
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,463	$46,797	$2,659,142	$1,605,375	$2,644,742
Number of shares outstanding	1,101	4,386	256,588	97,827	114,344
Net asset value, offering price
and redemption value	$9.51†	$10.67	$10.36	$16.41	$23.13
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$10,517	$55,447	$335,513	$201,410	$774,116
Number of shares outstanding	1,106	5,195	32,342	12,271	33,494
Net asset value, offering price
and redemption value	$9.51	$10.67	$10.37	$16.41	$23.11
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,549	$10,542	$10,503	$10,456	$10,410
Number of shares outstanding	1,109	987	1,012	637	450
Net asset value, offering price
and redemption value	$9.51	$10.68	$10.37†	$16.41	$23.12†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$217,295	$2,023,717	$6,371,235	$10,119,814	$11,201,705
Number of shares outstanding	22,852	189,374	614,023	616,789	484,523
Net asset value, offering price
and redemption value	$9.51	$10.69	$10.38	$16.41	$23.12
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,969	$10,379,205	$32,289,270	$74,213,018	$106,258,414
Number of shares outstanding	1,364	975,365	3,103,082	4,525,899	4,594,725
Net asset value, offering price
and redemption value	$9.51	$10.64	$10.41	$16.40	$23.13
Cost of investments (Note 1)	$663,518	$14,263,140	$52,662,423	$104,029,545	$146,942,850

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 53

Statement of assets and liabilities 1/31/23 (Unaudited) cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$198,113,334	$194,265,226	$241,728,090	$207,695,975	$225,128,829
Cash	—	1	—	12	1,022
Receivable for income distributions
from underlying Putnam fund shares	18,710	25,073	40,947	39,638	44,090
Receivable for shares of the fund sold	5,483	3,637	243,245	412,484	190,355
Receivable for investments sold	516,040	51,734	100,637	1,261,229	157,812
Receivable from Manager (Note 2)	56,062	44,417	47,113	38,467	41,168
Total assets	198,709,629	194,390,088	242,160,032	209,447,805	225,563,276

LIABILITIES
Payable to custodian	4	—	—	—	—
Payable for shares of the
fund repurchased	516,040	51,734	98,941	1,261,229	157,812
Payable for investments purchased	24,479	29,196	286,684	453,309	234,884
Payable for investor servicing
fees (Note 2)	39,218	38,727	48,821	42,067	47,013
Payable for distribution fees (Note 2)	16,499	22,797	23,860	24,980	24,187
Payable for reports to shareholders	5,733	5,088	5,856	5,101	6,472
Payable for auditing and tax fee	17,346	16,935	21,400	18,275	21,341
Other accrued expenses	2,663	2,960	1,546	2,098	1,881
Total liabilities	621,982	167,437	487,108	1,807,059	493,590

Net assets	$198,087,647	$194,222,651	$241,672,924	$207,640,746	$225,069,686

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$218,858,151	$218,727,458	$276,114,061	$241,573,112	$268,363,337
Total distributable earnings (Note 1)	(20,770,504)	(24,504,807)	(34,441,137)	(33,932,366)	(43,293,651)
Total — Representing net assets
applicable to capital outstanding	$198,087,647	$194,222,651	$241,672,924	$207,640,746	$225,069,686

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$15,931,792	$21,722,167	$23,252,145	$23,573,270	$24,460,851
Number of shares outstanding	850,355	1,142,748	1,257,762	1,261,049	1,604,885
Net asset value and redemption price	$18.74	$19.01	$18.49	$18.69	$15.24
Offering price per class A share
(100/94.25 of Class A net asset value)*	$19.88	$20.17	$19.62	$19.83	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$15.88

(Continued on next page)

54 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/23 (Unaudited) cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$298,673	$170,508	$155,842	$155,492	$121,027
Number of shares outstanding	18,542	10,202	9,074	9,116	8,171
Net asset value and offering price***	$16.11	$16.71	$17.17	$17.06	$14.81
Computation of net asset value and offering price Class C
Net Assets	$836,790	$1,131,858	$859,454	$1,613,675	$942,620
Number of shares outstanding	53,728	68,944	50,948	96,406	63,456
Net asset value and offering price***	$15.57	$16.42	$16.87	$16.74	$14.85
Computation of net asset value, offering price and redemption price Class R
Net Assets	$150,122	$521,235	$401,047	$514,448	$512,325
Number of shares outstanding	7,526	29,129	23,711	30,043	33,653
Net asset value, offering price
and redemption value	$19.95	$17.89	$16.91	$17.12	$15.22
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,568,078	$5,024,609	$5,584,078	$3,418,918	$1,588,212
Number of shares outstanding	150,452	211,455	252,322	183,152	103,804
Net asset value, offering price
and redemption value	$23.72	$23.76	$22.13	$18.67	$15.30
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$772,120	$919,278	$2,792,822	$1,322,934	$213,303
Number of shares outstanding	32,563	38,732	126,238	70,992	13,936
Net asset value, offering price
and redemption value	$23.71	$23.73	$22.12	$18.63	$15.31
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,343	$10,245	$10,131	$9,995	$9,865
Number of shares outstanding	436	431	458	536	645
Net asset value, offering price
and redemption value	$23.71†	$23.74†	$22.13†	$18.63†	$15.30†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$12,730,438	$15,626,662	$18,436,310	$10,474,631	$3,418,829
Number of shares outstanding	536,847	658,061	833,233	562,054	223,452
Net asset value, offering price
and redemption value	$23.71	$23.75	$22.13	$18.64	$15.30
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$163,789,291	$149,096,089	$190,181,095	$166,557,383	$193,802,654
Number of shares outstanding	6,922,321	6,285,670	8,614,057	8,950,052	12,663,981
Net asset value, offering price
and redemption value	$23.66	$23.72	$22.08	$18.61	$15.30
Cost of investments (Note 1)	$214,354,737	$214,175,388	$267,234,146	$223,437,440	$249,779,068

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 55

Statement of operations Six months ended 1/31/23 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$9,776	$240,368	$889,691	$1,963,428	$3,633,123

EXPENSES
Compensation of Manager (Note 2)	1,424	33,979	116,369	228,779	325,164
Investor servicing fees (Note 2)	255	6,932	26,608	51,593	76,499
Distribution fees (Note 2)	1,152	2,864	12,875	16,958	23,507
Reports to shareholders	3,465	3,830	4,452	5,032	5,201
Blue sky expense	35,312	36,276	37,270	38,259	38,848
Other	467	4,131	12,394	24,482	32,692
Fees waived and reimbursed
by Manager (Note 2)	(40,936)	(84,656)	(193,689)	(344,822)	(471,505)
Total expenses	1,139	3,356	16,279	20,281	30,406

Net investment income	8,637	237,012	873,412	1,943,147	3,602,717

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	(15,706)	(1,029,567)	157,800	60,571	(560,478)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	14,706	336,760	968,726	1,503,849	1,557,445
Total net realized gain (loss)	(1,000)	(692,807)	1,126,526	1,564,420	996,967
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	14,401	867,315	(863,705)	(1,349,757)	(1,970,765)
Total change in net
appreciation (depreciation)	14,401	867,315	(863,705)	(1,349,757)	(1,970,765)

Net gain (loss) on investments	13,401	174,508	262,821	214,663	(973,798)

Net increase in net assets resulting
from operations	$22,038	$411,520	$1,136,233	$2,157,810	$2,628,919

The accompanying notes are an integral part of these financial statements.

56 Sustainable Retirement Funds

Statement of operations Six months ended 1/31/23 (Unaudited) cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$6,769,373	$7,887,380	$12,034,308	$11,926,985	$14,223,689

EXPENSES
Compensation of Manager (Note 2)	478,589	458,030	566,828	474,041	541,013
Investor servicing fees (Note 2)	115,036	112,964	143,687	123,809	145,916
Distribution fees (Note 2)	29,431	40,519	41,390	43,912	40,714
Reports to shareholders	5,544	5,277	5,542	5,181	5,224
Blue sky expense	38,887	38,848	39,027	40,710	39,159
Other	44,807	42,827	57,274	47,783	55,721
Fees waived and reimbursed
by Manager (Note 2)	(654,431)	(600,135)	(718,353)	(605,400)	(675,694)
Total expenses	57,863	98,330	135,395	130,036	152,053

Net investment income	6,711,510	7,789,050	11,898,913	11,796,949	14,071,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	(1,268,469)	(2,059,931)	(2,464,905)	(9,557,275)	(3,637,467)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	2,857,476	4,366,280	5,677,971	3,670,588	3,300,846
Total net realized gain (loss)	1,589,007	2,306,349	3,213,066	(5,886,687)	(336,621)
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(4,846,714)	(7,499,350)	(12,741,573)	(4,087,763)	(12,189,093)
Total change in net depreciation	(4,846,714)	(7,499,350)	(12,741,573)	(4,087,763)	(12,189,093)

Net loss on investments	(3,257,707)	(5,193,001)	(9,528,507)	(9,974,450)	(12,525,714)

Net increase in net assets resulting
from operations	$3,453,803	$2,596,049	$2,370,406	$1,822,499	$1,545,922

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 57

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$8,637	$573
Net realized gain (loss) of underlying Putnam fund shares	(1,000)	25,205
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	14,401	(60,459)
Net increase (decrease) in net assets resulting
from operations	22,038	(34,681)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,886)	(1,241)
Class C	(2,481)	(3,970)
Class R	(123)	(473)
Class R3	(149)	(500)
Class R4	(175)	(527)
Class R5	(190)	(544)
Class R6	(3,851)	(2,336)
Class Y	(233)	(544)
Net realized short-term gain on investments
Class A	(206)	(242)
Class C	(445)	(829)
Class R	(20)	(103)
Class R3	(20)	(103)
Class R4	(20)	(103)
Class R5	(20)	(103)
Class R6	(383)	(418)
Class Y	(24)	(103)
From net realized long-term gain on investments
Class A	(2,547)	—
Class C	(5,500)	—
Class R	(247)	—
Class R3	(247)	—
Class R4	(249)	—
Class R5	(249)	—
Class R6	(4,738)	—
Class Y	(300)	—
Increase from capital share transactions (Note 4)	221,992	274,080
Total increase in net assets	219,727	227,260

NET ASSETS
Beginning of period	410,814	183,554
End of period	$630,541	$410,814

* Unaudited

The accompanying notes are an integral part of these financial statements.

58 Sustainable Retirement Funds

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$237,012	$73,800
Net realized gain (loss) of underlying Putnam fund shares	(692,807)	800,304
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	867,315	(1,780,338)
Net increase (decrease) in net assets resulting
from operations	411,520	(906,234)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(17,047)	(48,077)
Class B	(116)	(706)
Class C	(2,167)	(13,724)
Class R	(170)	(800)
Class R3	(624)	(1,990)
Class R4	(853)	(1,720)
Class R5	(178)	(589)
Class R6	(36,431)	(85,723)
Class Y	(179,660)	(265,838)
Net realized short-term gain on investments
Class A	—	(7,403)
Class B	—	(132)
Class C	—	(2,429)
Class R	—	(134)
Class R3	—	(315)
Class R4	—	(262)
Class R5	—	(87)
Class R6	—	(12,460)
Class Y	—	(39,300)
From net realized long-term gain on investments
Class A	(48,734)	(64,495)
Class B	(678)	(1,152)
Class C	(12,686)	(21,138)
Class R	(690)	(1,168)
Class R3	(1,957)	(2,744)
Class R4	(2,242)	(2,281)
Class R5	(450)	(756)
Class R6	(86,792)	(108,754)
Class Y	(445,481)	(344,595)
Increase from capital share transactions (Note 4)	3,242,904	6,592,636
Total increase in net assets	2,817,468	4,657,630

NET ASSETS
Beginning of period	11,168,594	6,510,964
End of period	$13,986,062	$11,168,594

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 59

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$873,412	$444,900
Net realized gain of underlying Putnam fund shares	1,126,526	5,777,296
Net unrealized depreciation of underlying
Putnam fund shares	(863,705)	(10,283,137)
Net increase (decrease) in net assets resulting
from operations	1,136,233	(4,060,941)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(86,036)	(237,999)
Class B	(392)	(3,783)
Class C	(4,651)	(49,655)
Class R	(698)	(598)
Class R3	(48,535)	(148,241)
Class R4	(5,716)	(17,051)
Class R5	(195)	(586)
Class R6	(124,628)	(315,790)
Class Y	(599,087)	(1,397,057)
From net realized long-term gain on investments
Class A	(355,585)	(317,792)
Class B	(3,714)	(6,127)
Class C	(44,619)	(78,090)
Class R	(3,371)	(1,916)
Class R3	(218,048)	(204,164)
Class R4	(22,658)	(22,474)
Class R5	(714)	(750)
Class R6	(434,241)	(396,353)
Class Y	(2,175,190)	(1,777,722)
Increase from capital share transactions (Note 4)	7,086,269	16,338,426
Total increase in net assets	4,094,424	7,301,337

NET ASSETS
Beginning of period	43,430,139	36,128,802
End of period	$47,524,563	$43,430,139

* Unaudited

The accompanying notes are an integral part of these financial statements.

60 Sustainable Retirement Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$1,943,147	$1,263,265
Net realized gain of underlying Putnam fund shares	1,564,420	14,294,401
Net unrealized depreciation of underlying
Putnam fund shares	(1,349,757)	(24,286,923)
Net increase (decrease) in net assets resulting
from operations	2,157,810	(8,729,257)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(136,534)	(368,100)
Class B	(461)	(8,680)
Class C	(12,612)	(40,364)
Class R	(8,813)	(20,853)
Class R3	(34,577)	(181,065)
Class R4	(3,978)	(7,603)
Class R5	(227)	(580)
Class R6	(227,715)	(569,268)
Class Y	(1,573,501)	(3,824,139)
From net realized long-term gain on investments
Class A	(644,915)	(399,670)
Class B	(8,042)	(12,066)
Class C	(89,609)	(52,841)
Class R	(49,674)	(26,122)
Class R3	(179,909)	(203,079)
Class R4	(17,565)	(8,232)
Class R5	(950)	(601)
Class R6	(912,479)	(578,012)
Class Y	(6,586,111)	(3,943,437)
Increase from capital share transactions (Note 4)	15,140,458	16,570,346
Total increase (decrease) in net assets	6,810,596	(2,403,623)

NET ASSETS
Beginning of period	88,062,084	90,465,707
End of period	$94,872,680	$88,062,084

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 61

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$3,602,717	$1,846,744
Net realized gain of underlying Putnam fund shares	996,967	16,529,262
Net unrealized depreciation of underlying
Putnam fund shares	(1,970,765)	(29,652,783)
Net increase (decrease) in net assets resulting
from operations	2,628,919	(11,276,777)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(459,165)	(712,068)
Class B	(13,868)	(27,603)
Class C	(24,076)	(53,176)
Class R	(1,505)	(3,177)
Class R3	(73,380)	(173,897)
Class R4	(21,829)	(39,024)
Class R5	(311)	(524)
Class R6	(343,625)	(547,347)
Class Y	(3,170,059)	(4,494,648)
Net realized short-term gain on investments
Class A	(629)	(1,560)
Class B	(23)	(68)
Class C	(40)	(132)
Class R	(2)	(9)
Class R3	(113)	(399)
Class R4	(30)	(85)
Class R5	(1)	(1)
Class R6	(433)	(1,126)
Class Y	(4,117)	(9,410)
From net realized long-term gain on investments
Class A	(1,100,739)	(735,994)
Class B	(40,584)	(32,146)
Class C	(70,695)	(62,133)
Class R	(4,295)	(4,108)
Class R3	(197,562)	(188,412)
Class R4	(52,044)	(39,927)
Class R5	(707)	(520)
Class R6	(757,360)	(531,204)
Class Y	(7,204,678)	(4,438,192)
Increase from capital share transactions (Note 4)	17,786,205	36,251,748
Total increase in net assets	6,873,254	12,878,081

NET ASSETS
Beginning of period	127,664,646	114,786,565
End of period	$134,537,900	$127,664,646

* Unaudited

The accompanying notes are an integral part of these financial statements.

62 Sustainable Retirement Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$6,711,510	$3,210,059
Net realized gain of underlying Putnam fund shares	1,589,007	26,003,462
Net unrealized depreciation of underlying
Putnam fund shares	(4,846,714)	(44,215,525)
Net increase (decrease) in net assets resulting
from operations	3,453,803	(15,002,004)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(650,540)	(879,785)
Class B	(11,267)	(17,995)
Class C	(34,157)	(45,729)
Class R	(5,153)	(2,063)
Class R3	(112,406)	(153,759)
Class R4	(26,868)	(30,735)
Class R5	(361)	(489)
Class R6	(502,186)	(655,946)
Class Y	(5,730,843)	(7,329,464)
From net realized long-term gain on investments
Class A	(1,632,157)	(812,415)
Class B	(33,863)	(20,325)
Class C	(99,592)	(47,465)
Class R	(14,335)	(3,250)
Class R3	(299,041)	(151,663)
Class R4	(66,374)	(28,339)
Class R5	(860)	(432)
Class R6	(1,162,631)	(567,379)
Class Y	(13,618,322)	(6,471,817)
Increase from capital share transactions (Note 4)	26,562,835	23,568,450
Total increase (decrease) in net assets	6,015,682	(8,652,604)

NET ASSETS
Beginning of period	192,071,965	200,724,569
End of period	$198,087,647	$192,071,965

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 63

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$7,789,050	$2,897,833
Net realized gain of underlying Putnam fund shares	2,306,349	17,486,785
Net unrealized depreciation of underlying
Putnam fund shares	(7,499,350)	(32,557,666)
Net increase (decrease) in net assets resulting
from operations	2,596,049	(12,173,048)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,149,216)	(1,149,210)
Class B	(8,550)	(16,264)
Class C	(60,566)	(58,643)
Class R	(27,429)	(24,407)
Class R3	(207,006)	(251,819)
Class R4	(37,919)	(31,241)
Class R5	(460)	(468)
Class R6	(717,606)	(755,501)
Class Y	(6,754,008)	(5,988,006)
Net realized short-term gain on investments
Class A	—	(978)
Class B	—	(16)
Class C	—	(57)
Class R	—	(24)
Class R3	—	(226)
Class R4	—	(27)
Class R5	—	—†
Class R6	—	(602)
Class Y	—	(4,913)
From net realized long-term gain on investments
Class A	(1,285,133)	(1,310,424)
Class B	(11,737)	(21,092)
Class C	(76,584)	(76,438)
Class R	(32,816)	(32,331)
Class R3	(245,577)	(302,961)
Class R4	(41,849)	(35,684)
Class R5	(495)	(511)
Class R6	(753,903)	(805,538)
Class Y	(7,239,702)	(6,567,590)
Increase from capital share transactions (Note 4)	23,504,839	39,552,318
Total increase in net assets	7,450,332	9,944,299

NET ASSETS
Beginning of period	186,772,319	176,828,020
End of period	$194,222,651	$186,772,319

* Unaudited

† Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

64 Sustainable Retirement Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$11,898,913	$4,111,468
Net realized gain of underlying Putnam fund shares	3,213,066	16,093,635
Net unrealized depreciation of underlying
Putnam fund shares	(12,741,573)	(33,076,640)
Net increase (decrease) in net assets resulting
from operations	2,370,406	(12,871,537)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,485,935)	(1,025,829)
Class B	(9,695)	(8,366)
Class C	(52,263)	(40,103)
Class R	(26,523)	(20,632)
Class R3	(290,130)	(252,857)
Class R4	(152,314)	(105,359)
Class R5	(568)	(409)
Class R6	(1,049,075)	(721,929)
Class Y	(10,789,894)	(7,796,393)
From net realized long-term gain on investments
Class A	(1,033,986)	(1,100,970)
Class B	(7,779)	(11,299)
Class C	(41,010)	(53,124)
Class R	(19,470)	(23,954)
Class R3	(209,804)	(281,920)
Class R4	(105,115)	(111,670)
Class R5	(381)	(416)
Class R6	(692,871)	(719,060)
Class Y	(7,250,935)	(7,886,065)
Increase from capital share transactions (Note 4)	23,888,074	18,518,863
Total increase (decrease) in net assets	3,040,732	(14,513,029)

NET ASSETS
Beginning of period	238,632,192	253,145,221
End of period	$241,672,924	$238,632,192

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 65

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$11,796,949	$3,844,787
Net realized gain (loss) of underlying Putnam fund shares	(5,886,687)	6,131,810
Net unrealized depreciation of underlying
Putnam fund shares	(4,087,763)	(18,754,058)
Net increase (decrease) in net assets resulting
from operations	1,822,499	(8,777,461)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,468,168)	(752,203)
Class B	(9,107)	(7,562)
Class C	(98,665)	(36,980)
Class R	(46,537)	(19,159)
Class R3	(200,694)	(104,842)
Class R4	(81,071)	(39,300)
Class R5	(634)	(325)
Class R6	(671,541)	(350,124)
Class Y	(10,592,593)	(5,032,791)
From net realized long-term gain on investments
Class A	(584,440)	(902,644)
Class B	(4,394)	(12,400)
Class C	(43,500)	(60,141)
Class R	(19,512)	(26,252)
Class R3	(82,132)	(141,940)
Class R4	(31,762)	(46,113)
Class R5	(242)	(361)
Class R6	(252,912)	(377,790)
Class Y	(4,047,709)	(5,590,421)
Increase from capital share transactions (Note 4)	21,820,527	20,116,553
Total increase (decrease) in net assets	5,407,413	(2,162,256)

NET ASSETS
Beginning of period	202,233,333	204,395,589
End of period	$207,640,746	$202,233,333

* Unaudited

The accompanying notes are an integral part of these financial statements.

66 Sustainable Retirement Funds

Statement of changes in net assets cont.

Maturity Fund —DECREASE IN NET ASSETS	Six months ended 1/31/23*	Year ended 7/31/22
Operations
Net investment income	$14,071,636	$6,261,498
Net realized gain (loss) of underlying Putnam fund shares	(336,621)	715,377
Net unrealized depreciation of underlying
Putnam fund shares	(12,189,093)	(17,469,257)
Net increase (decrease) in net assets resulting
from operations	1,545,922	(10,492,382)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,508,471)	(731,815)
Class B	(7,770)	(8,169)
Class C	(55,725)	(26,365)
Class R	(30,992)	(15,976)
Class R3	(95,715)	(50,926)
Class R4	(13,222)	(5,981)
Class R5	(608)	(287)
Class R6	(230,291)	(125,027)
Class Y	(12,180,180)	(6,932,183)
From net realized long-term gain on investments
Class A	—	(301,741)
Class B	—	(4,929)
Class C	—	(15,434)
Class R	—	(7,663)
Class R3	—	(22,316)
Class R4	—	(2,359)
Class R5	—	(107)
Class R6	—	(46,706)
Class Y	—	(2,638,840)
Decrease from capital share transactions (Note 4)	(11,682,591)	(32,424,138)
Total decrease in net assets	(24,259,643)	(53,853,344)

NET ASSETS
Beginning of period	249,329,329	303,182,673
End of period	$225,069,686	$249,329,329

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 67

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$9.72	.18	—[f]	.18	(.17)	(.25)	(.42)	$9.48	2.22*	$134	.14*	1.94*	29*
July 31, 2022	11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	9.72	(9.42)	57.28		.52	13
July 31, 2021∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
January 31, 2023**	$9.64	.13	.02	.15	(.11)	(.25)	(.36)	$9.43	1.79*	$224	.51*	1.43*	29*
July 31, 2022	11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	9.64	(10.05)	180	1.03	(.32)	13
July 31, 2021∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
January 31, 2023**	$9.70	.14	.03	.17	(.12)	(.25)	(.37)	$9.50	2.00*	$10	.34*	1.45*	29*
July 31, 2022	11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	9.70	(9.89)	10.68		.41	13
July 31, 2021∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
January 31, 2023**	$9.72	.15	.03	.18	(.14)	(.25)	(.39)	$9.51	2.16*	$10	.21*	1.58*	29*
July 31, 2022	11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	9.72	(9.58)	10.43		.66	13
July 31, 2021∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
January 31, 2023**	$9.74	.16	.03	.19	(.17)	(.25)	(.42)	$9.51	2.23*	$11	.09*	1.70*	29*
July 31, 2022	11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	9.74	(9.35)	10.18		.91	13
July 31, 2021∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
January 31, 2023**	$9.75	.17	.02	.19	(.18)	(.25)	(.43)	$9.51	2.27*	$11	.01*	1.78*	29*
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	10.03		1.06	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
January 31, 2023**	$9.75	.17	.03	.20	(.19)	(.25)	(.44)	$9.51	2.39*	$217	(.04)*	1.87*	29*
July 31, 2022	11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	9.75	(9.11)	122	(.07)	.67	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
January 31, 2023**	$9.75	.17	.02	.19	(.18)	(.25)	(.43)	$9.51	2.30*	$13	.01*	1.81*	29 *
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	11.03		1.03	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Sustainable Retirement Funds	Sustainable Retirement Funds 69

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$11.07	.19	.01	.20	(.17)	(.49)	(.66)	$10.61	2.14*	$1,148	.14*	1.75*	64*
July 31, 2022	13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	11.07	(9.43)	984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
Class B
January 31, 2023**	$10.97	.14	.02	.16	(.08)	(.49)	(.57)	$10.56	1.77*	$16	.52*	1.32*	64*
July 31, 2022	13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	10.97	(10.08)	15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
Class C
January 31, 2023**	$10.86	.13	.03	.16	(.08)	(.49)	(.57)	$10.45	1.79*	$291	.52*	1.29*	64*
July 31, 2022	13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	10.86	(10.13)	296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
Class R
January 31, 2023**	$11.12	.16	.03	.19	(.12)	(.49)	(.61)	$10.70	2.01*	$16	.34*	1.49*	64*
July 31, 2022	13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	11.12	(9.78)	16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17	.68[c]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
Class R3
January 31, 2023**	$11.12	.18	.02	.20	(.16)	(.49)	(.65)	$10.67	2.08*	$47	.21*	1.68*	64*
July 31, 2022	13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	11.12	(9.52)	40.43		.68	52
July 31, 2021∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
January 31, 2023**	$11.14	.20	.01	.21	(.19)	(.49)	(.68)	$10.67	2.18*	$55	.09*	1.91*	64*
July 31, 2022	13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	11.14	(9.32)	36.18		.90	52
July 31, 2021∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73

The accompanying notes are an integral part of these financial statements.

70 Sustainable Retirement Funds	Sustainable Retirement Funds 71

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$11.15	.19	.02	.21	(.19)	(.49)	(.68)	$10.68	2.26*	$11	.01*	1.82*	64*
July 31, 2022	13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	11.15	(9.18)	10.03		1.07	52
July 31, 2021∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73
Class R6
January 31, 2023**	$11.16	.20	.02	.22	(.20)	(.49)	(.69)	$10.69	2.37*	$2,024	(.04)*	1.91*	64*
July 31, 2022	13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	11.16	(9.07)	1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
Class Y
January 31, 2023**	$11.11	.21	.01	.22	(.20)	(.49)	(.69)	$10.64	2.29*	$10,379	.01*	1.94*	64*
July 31, 2022	13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	11.11	(9.23)	7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 Sustainable Retirement Funds	Sustainable Retirement Funds 73

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$11.07	.20	(.02)	.18	(.19)	(.78)	(.97)	$10.28	2.11*	$5,123	.14*	1.92*	33*
July 31, 2022	13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	11.07	(9.33)	4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
Class B
January 31, 2023**	$10.92	.15	(.02)	.13	(.08)	(.78)	(.86)	$10.19	1.65*	$53	.51*	1.42*	33*
July 31, 2022	13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	10.92	(9.92)	63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
Class C
January 31, 2023**	$10.65	.15	(.01)	.14	(.08)	(.78)	(.86)	$9.93	1.78*	$631	.51*	1.50*	33*
July 31, 2022	13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	10.65	(10.01)	599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
Class R
January 31, 2023**	$11.36	.19	(.03)	.16	(.16)	(.78)	(.94)	$10.58	1.88*	$53	.34*	1.79*	33*
July 31, 2022	13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	11.36	(9.66)	39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
Class R3
January 31, 2023**	$11.15	.20	(.04)	.16	(.17)	(.78)	(.95)	$10.36	1.94*	$2,659	.21*	1.88*	33*
July 31, 2022	13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	11.15	(9.42)	2,904.43		.79	28
July 31, 2021∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80 *	2,945	.26*g	(.24)*	39
Class R4
January 31, 2023**	$11.17	.21	(.03)	.18	(.20)	(.78)	(.98)	$10.37	2.07*	$336	.09*	1.94*	33*
July 31, 2022	13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	11.17	(9.20)	317.18		1.06	28
July 31, 2021∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39

The accompanying notes are an integral part of these financial statements.

74 Sustainable Retirement Funds	Sustainable Retirement Funds 75

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$11.18	.21	(.03)	.18	(.21)	(.78)	(.99)	$10.37	2.13*	$11	.01*	1.98*	33*
July 31, 2022	13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	11.18	(9.05)	10.03		1.22	28
July 31, 2021∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39
Class R6
January 31, 2023**	$11.18	.22	(.02)	.20	(.22)	(.78)	(1.00)	$10.38	2.34*	$6,371	(.04)*	2.06*	33*
July 31, 2022	13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	11.18	(9.03)	6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
Class Y
January 31, 2023**	$11.21	.22	(.03)	.19	(.21)	(.78)	(.99)	$10.41	2.24*	$32,290	.01*	2.03*	33*
July 31, 2022	13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	11.21	(9.07)	28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 Sustainable Retirement Funds	Sustainable Retirement Funds 77

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$18.27	.36	(.11)	.25	(.36)	(1.69)	(2.05)	$16.47	2.00*	$7,150	.13*	2.08*	25*
July 31, 2022	22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	18.27	(9.16)	7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
Class B
January 31, 2023**	$17.80	.22	(.03)	.19	(.10)	(1.69)	(1.79)	$16.20	1.63*	$85	.51*	1.28*	25*
July 31, 2022	21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	17.80	(9.82)	131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
Class C
January 31, 2023**	$17.44	.28	(.11)	.17	(.24)	(1.69)	(1.93)	$15.68	1.60*	$951	.51*	1.72*	25*
July 31, 2022	21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	17.44	(9.81)	895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
Class R
January 31, 2023**	$17.80	.32	(.12)	.20	(.30)	(1.69)	(1.99)	$16.01	1.76*	$537	.34*	1.91*	25*
July 31, 2022	21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	17.80	(9.50)	499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
Class R3
January 31, 2023**	$18.19	.36	(.12)	.24	(.33)	(1.69)	(2.02)	$16.41	1.93*	$1,605	.21*	2.07*	25*
July 31, 2022	22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	18.19	(9.30)	2,144.43		1.39	32
July 31, 2021∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
January 31, 2023**	$18.23	.38	(.13)	.25	(.38)	(1.69)	(2.07)	$16.41	2.04*	$201	.08*	2.19*	25*
July 31, 2022	22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	18.23	(9.08)	170.18		1.11	32
July 31, 2021∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33

The accompanying notes are an integral part of these financial statements.

78 Sustainable Retirement Funds	Sustainable Retirement Funds 79

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$18.23	.38	(.11)	.27	(.40)	(1.69)	(2.09)	$16.41	2.17*	$10	.01*	2.20 *	25*
July 31, 2022	22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	18.23	(8.95)	10.03		1.38	32
July 31, 2021∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33
Class R6
January 31, 2023**	$18.24	.39	(.11)	.28	(.42)	(1.69)	(2.11)	$16.41	2.22*	$10,120	(.04)*	2.26*	25*
July 31, 2022	22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	18.24	(8.85)	9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— g h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
Class Y
January 31, 2023**	$18.23	.39	(.13)	.26	(.40)	(1.69)	(2.09)	$16.40	2.11*	$74,213	.01*	2.25*	25*
July 31, 2022	22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	18.23	(8.89)	67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 Sustainable Retirement Funds	Sustainable Retirement Funds 81

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$19.66	.54	(.31)	.23	(.73)	(1.75)	(2.48)	$17.41	1.81*	$12,548	.13*	2.87*	34*
July 31, 2022	24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	19.66	(8.55)	11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
Class B
January 31, 2023**	$16.92	.37	(.24)	.13	(.60)	(1.75)	(2.35)	$14.70	1.47*	$389	.51*	2.28*	34*
July 31, 2022	21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	16.92	(9.22)	417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
Class C
January 31, 2023**	$16.90	.37	(.24)	.13	(.60)	(1.75)	(2.35)	$14.68	1.45*	$657	.51*	2.30*	34*
July 31, 2022	21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	16.90	(9.25)	694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
Class R
January 31, 2023**	$20.72	.52	(.31)	.21	(.61)	(1.75)	(2.36)	$18.57	1.61*	$54	.34*	2.62*	34*
July 31, 2022	25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	20.72	(8.92)	44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
Class R3
January 31, 2023**	$25.20	.58	(.25)	.33	(.65)	(1.75)	(2.40)	$23.13	1.80*	$2,645	.21*	2.42*	34*
July 31, 2022	30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	25.20	(8.69)	3,383.43		1.29	33
July 31, 2021∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
January 31, 2023**	$25.24	.72	(.37)	.35	(.73)	(1.75)	(2.48)	$23.11	1.91*	$774	.08*	2.98*	34*
July 31, 2022	30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	25.24	(8.47)	678.18		1.51	33
July 31, 2021∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36

The accompanying notes are an integral part of these financial statements.

82 Sustainable Retirement Funds	Sustainable Retirement Funds 83

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$25.27	.69	(.32)	.37	(.77)	(1.75)	(2.52)	$23.12	1.97*	$10	.01*	2.84*	34*
July 31, 2022	30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	25.27	(8.29)	10.03		1.61	33
July 31, 2021∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36
Class R6
January 31, 2023**	$25.28	.70	(.32)	.38	(.79)	(1.75)	(2.54)	$23.12	2.04*	$11,202	(.04)*	2.90*	34*
July 31, 2022	30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	25.28	(8.22)	10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
Class Y
January 31, 2023**	$25.27	.69	(.31)	.38	(.77)	(1.75)	(2.52)	$23.13	2.02*	$106,258	.01*	2.86*	34*
July 31, 2022	30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	25.27	(8.34)	100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 Sustainable Retirement Funds	Sustainable Retirement Funds 85

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$21.67	.70	(.48)	.22	(.90)	(2.25)	(3.15)	$18.74	1.63*	$15,932	.14*	3.40*	39*
July 31, 2022	25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	21.67	(7.60)	15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
Class B
January 31, 2023**	$19.00	.53	(.42)	.11	(.75)	(2.25)	(3.00)	$16.11	1.24*	$299	.52*	2.97*	39*
July 31, 2022	22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	19.00	(8.31)	298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
Class C
January 31, 2023**	$18.50	.53	(.44)	.09	(.77)	(2.25)	(3.02)	$15.57	1.18*	$837	.52*	3.05*	39*
July 31, 2022	22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	18.50	(8.27)	797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
Class R
January 31, 2023**	$22.82	.70	(.51)	.19	(.81)	(2.25)	(3.06)	$19.95	1.40*	$150	.35*	3.24*	39*
July 31, 2022	26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	22.82	(7.97)	142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
Class R3
January 31, 2023**	$26.54	.85	(.57)	.28	(.85)	(2.25)	(3.10)	$23.72	1.54*	$3,568	.22*	3.37*	39*
July 31, 2022	31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	26.54	(7.73)	3,365.45		1.27	32
July 31, 2021∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
January 31, 2023**	$26.57	.89	(.59)	.30	(.91)	(2.25)	(3.16)	$23.71	1.64*	$772	.09*	3.52*	39*
July 31, 2022	31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	26.57	(7.49)	751.20		1.41	32
July 31, 2021∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43

The accompanying notes are an integral part of these financial statements.

86 Sustainable Retirement Funds	Sustainable Retirement Funds 87

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$26.59	.90	(.58)	.32	(.95)	(2.25)	(3.20)	$23.71	1.71*	$10	.02*	3.53*	39*
July 31, 2022	31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.59	(7.34)	10.05		1.65	32
July 31, 2021∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43
Class R6
January 31, 2023**	$26.60	.90	(.57)	.33	(.97)	(2.25)	(3.22)	$23.71	1.77*	$12,730	(.03)*	3.56*	39*
July 31, 2022	31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	26.60	(7.28)	13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
Class Y
January 31, 2023**	$26.54	.90	(.58)	.32	(.95)	(2.25)	(3.20)	$23.66	1.71*	$163,789	.02*	3.55*	39*
July 31, 2022	31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.54	(7.35)	156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

88 Sustainable Retirement Funds	Sustainable Retirement Funds 89

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$21.25	.82	(.66)	.16	(1.13)	(1.27)	(2.40)	$19.01	1.17*	$21,722	.16*	4.04*	40*
July 31, 2022	25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	21.25	(6.43)	21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
Class B
January 31, 2023**	$18.83	.63	(.56)	.07	(.92)	(1.27)	(2.19)	$16.71	.78*	$171	.54*	3.47*	40*
July 31, 2022	22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	18.83	(7.17)	222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
Class C
January 31, 2023**	$18.62	.64	(.57)	.07	(1.00)	(1.27)	(2.27)	$16.42	.81*	$1,132	.54*	3.60*	40*
July 31, 2022	22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	18.62	(7.15)	1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
Class R
January 31, 2023**	$20.11	.73	(.62)	.11	(1.06)	(1.27)	(2.33)	$17.89	.94*	$521	.36*	3.82*	40*
July 31, 2022	24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	20.11	(6.83)	517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
Class R3
January 31, 2023**	$25.90	.97	(.77)	.20	(1.07)	(1.27)	(2.34)	$23.76	1.08*	$5,025	.23*	3.89*	40*
July 31, 2022	30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	25.90	(6.58)	5,458.49		1.24	39
July 31, 2021∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
January 31, 2023**	$25.92	1.04	(.81)	.23	(1.15)	(1.27)	(2.42)	$23.73	1.21*	$919	.11*	4.16*	40*
July 31, 2022	30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	25.92	(6.36)	791.24		1.42	39
July 31, 2021∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46

The accompanying notes are an integral part of these financial statements.

90 Sustainable Retirement Funds	Sustainable Retirement Funds 91

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$25.94	1.04	(.79)	.25	(1.18)	(1.27)	(2.45)	$23.74	1.30*	$10	.03*	4.17*	40*
July 31, 2022	30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	25.94	(6.24)	10.09		1.62	39
July 31, 2021∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46
Class R6
January 31, 2023**	$25.96	1.04	(.77)	.27	(1.21)	(1.27)	(2.48)	$23.75	1.37*	$15,627	(.02)*	4.18*	40*
July 31, 2022	30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	25.96	(6.11)	15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
Class Y
January 31, 2023**	$25.92	1.06	(.81)	.25	(1.18)	(1.27)	(2.45)	$23.72	1.31*	$149,096	.03*	4.25*	40*
July 31, 2022	30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	25.92	(6.23)	141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

92 Sustainable Retirement Funds	Sustainable Retirement Funds 93

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$20.61	.97	(.84)	.13	(1.33)	(.92)	(2.25)	$18.49	.93*	$23,252	.17*	4.92*	47*
July 31, 2022	23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	20.61	(5.36)	22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
Class B
January 31, 2023**	$19.20	.79	(.75)	.04	(1.15)	(.92)	(2.07)	$17.17	.51*	$156	.55*	4.28*	47*
July 31, 2022	22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	19.20	(6.07)	185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
Class C
January 31, 2023**	$18.93	.82	(.78)	.04	(1.18)	(.92)	(2.10)	$16.87	.51*	$859	.55*	4.52*	47*
July 31, 2022	22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	18.93	(6.05)	898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
Class R
January 31, 2023**	$19.02	.87	(.80)	.07	(1.26)	(.92)	(2.18)	$16.91	.68*	$401	.37*	4.77*	47*
July 31, 2022	22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	19.02	(5.76)	395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
Class R3
January 31, 2023**	$24.19	1.14	(1.00)	.14	(1.28)	(.92)	(2.20)	$22.13	.82*	$5,584	.24*	4.90*	47*
July 31, 2022	27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	24.19	(5.48)	5,622.51		1.33	37
July 31, 2021∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
January 31, 2023**	$24.22	1.17	(1.01)	.16	(1.34)	(.92)	(2.26)	$22.12	.92*	$2,793	.12*	5.01*	47*
July 31, 2022	27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	24.22	(5.23)	2,733.26		1.54	37
July 31, 2021∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54

The accompanying notes are an integral part of these financial statements.

94 Sustainable Retirement Funds	Sustainable Retirement Funds 95

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$24.24	1.18	(1.00)	.18	(1.37)	(.92)	(2.29)	$22.13	1.03*	$10	.04*	5.06*	47*
July 31, 2022	27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.24	(5.11)	10.11		1.69	37
July 31, 2021∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54
Class R6
January 31, 2023**	$24.25	1.20	(1.00)	.20	(1.40)	(.92)	(2.32)	$22.13	1.09*	$18,436	(.01)*	5.14*	47*
July 31, 2022	27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	24.25	(5.01)	18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
Class Y
January 31, 2023**	$24.19	1.19	(1.01)	.18	(1.37)	(.92)	(2.29)	$22.08	1.03*	$190,181	.04*	5.10*	47*
July 31, 2022	27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.19	(5.11)	187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

96 Sustainable Retirement Funds	Sustainable Retirement Funds 97

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$20.32	1.12	(1.00)	.12	(1.25)	(.50)	(1.75)	$18.69	.73*	$23,573	.17*	5.67*	72*
July 31, 2022	22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	20.32	(4.48)	23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
Class B
January 31, 2023**	$18.54	.91	(.86)	.05	(1.03)	(.50)	(1.53)	$17.06	.40*	$155	.55*	5.03*	72*
July 31, 2022	20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	18.54	(5.19)	229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
Class C
January 31, 2023**	$18.33	.95	(.91)	.04	(1.13)	(.50)	(1.63)	$16.74	.35*	$1,614	.55*	5.36*	72*
July 31, 2022	20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	18.33	(5.17)	1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
Class R
January 31, 2023**	$18.74	1.06	(1.00)	.06	(1.18)	(.50)	(1.68)	$17.12	.50*	$514	.37*	5.85*	72*
July 31, 2022	21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	18.74	(4.83)	716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
Class R3
January 31, 2023**	$20.28	1.10	(1.00)	.10	(1.21)	(.50)	(1.71)	$18.67	.66*	$3,419	.25*	5.60*	72*
July 31, 2022	22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	20.28	(4.59)	3,502.52		1.56	57
July 31, 2021∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
January 31, 2023**	$20.27	1.13	(1.00)	.13	(1.27)	(.50)	(1.77)	$18.63	.78*	$1,323	.12*	5.77*	72*
July 31, 2022	22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	20.27	(4.38)	1,310.27		1.81	57
July 31, 2021∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74

The accompanying notes are an integral part of these financial statements.

98 Sustainable Retirement Funds	Sustainable Retirement Funds 99

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$20.29	1.16	(1.02)	.14	(1.30)	(.50)	(1.80)	$18.63	.84*	$10	.04*	5.89*	72*
July 31, 2022	22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.29	(4.21)	10.12		1.96	57
July 31, 2021∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74
Class R6
January 31, 2023**	$20.30	1.17	(1.01)	.16	(1.32)	(.50)	(1.82)	$18.64	.94*	$10,475	(.01)*	5.96*	72*
July 31, 2022	22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	20.30	(4.16)	10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
Class Y
January 31, 2023**	$20.27	1.17	(1.03)	.14	(1.30)	(.50)	(1.80)	$18.61	.85*	$166,557	.04*	5.94*	72*
July 31, 2022	22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.27	(4.21)	160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

100 Sustainable Retirement Funds	Sustainable Retirement Funds 101

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2023**	$16.12	.94	(.84)	.10	(.98)	—	(.98)	$15.24	.72*	$24,461	.17*	6.01*	37*
July 31, 2022	17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	16.12	(3.90)	25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
Class B
January 31, 2023**	$15.69	.72	(.68)	.04	(.92)	—	(.92)	$14.81	.34*	$121	.55*	4.69*	37*
July 31, 2022	16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.69	(4.62)	201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
Class C
January 31, 2023**	$15.73	.85	(.81)	.04	(.92)	—	(.92)	$14.85	.34*	$943	.55*	5.56*	37*
July 31, 2022	17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.73	(4.61)	1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
Class R
January 31, 2023**	$16.10	.76	(.69)	.07	(.95)	—	(.95)	$15.22	.51*	$512	.38*	4.85*	37*
July 31, 2022	17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	16.10	(4.28)	704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
Class R3
January 31, 2023**	$16.17	.87	(.77)	.10	(.97)	—	(.97)	$15.30	.70*	$1,588	.25*	5.54*	37*
July 31, 2022	17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	16.17	(4.09)	1,926.53		1.86	24
July 31, 2021∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
January 31, 2023**	$16.18	.99	(.88)	.11	(.98)	—	(.98)	$15.31	.82*	$213	.12*	6.25*	37*
July 31, 2022	17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	16.18	(3.81)	224.28		2.14	24
July 31, 2021∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65

The accompanying notes are an integral part of these financial statements.

102 Sustainable Retirement Funds	Sustainable Retirement Funds 103

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2023**	$16.18	.98	(.86)	.12	(1.00)	—	(1.00)	$15.30	.84*	$10	.05*	6.23*	37*
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	10.13		2.29	24
July 31, 2021∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65
Class R6
January 31, 2023**	$16.18	1.00	(.87)	.13	(1.01)	—	(1.01)	$15.30	.89*	$3,419	—*h	6.33*	37*
July 31, 2022	17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	16.18	(3.55)	3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
Class Y
January 31, 2023**	$16.18	.95	(.83)	.12	(1.00)	—	(1.00)	$15.30	.84*	$193,803	.05*	6.03*	37*
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68

See page 106 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

104 Sustainable Retirement Funds	Sustainable Retirement Funds 105

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/23	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	8.01%	41.55%	80.98%	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	0.68	1.71	2.44	3.32%	6.13%	16.06%
Class R3, R4, R5	0.68	1.71	1.43	N/A	N/A	N/A
Class R6	0.68	1.71	2.44	3.32	6.13	16.06
2055 Fund
Class A, B, C, R, Y	0.44	0.88	0.68	0.43	0.45	0.44
Class R3, R4, R5	0.44	0.88	0.53	N/A	N/A	N/A
Class R6	0.44	0.88	0.68	0.43	0.45	0.44
2050 Fund
Class A, B, C, R, Y	0.40	0.75	0.49	0.16	0.18	0.18
Class R3, R4, R5	0.40	0.75	0.42	N/A	N/A	N/A
Class R6	0.40	0.75	0.49	0.16	0.18	0.18
2045 Fund
Class A, B, C, R, Y	0.37	0.72	0.45	0.15	0.17	0.18
Class R3, R4, R5	0.37	0.72	0.40	N/A	N/A	N/A
Class R6	0.37	0.72	0.45	0.15	0.17	0.18
2040 Fund
Class A, B, C, R, Y	0.34	0.66	0.39	0.08	0.09	0.12
Class R3, R4, R5	0.34	0.66	0.36	N/A	N/A	N/A
Class R6	0.34	0.66	0.39	0.08	0.09	0.12
2035 Fund
Class A, B, C, R, Y	0.32	0.62	0.37	0.09	0.11	0.11
Class R3, R4, R5	0.32	0.62	0.33	N/A	N/A	N/A
Class R6	0.32	0.62	0.37	0.09	0.11	0.11

106 Sustainable Retirement Funds

	1/31/23	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2030 Fund
Class A, B, C, R, Y	0.31	0.56	0.33	0.07	0.08	0.08
Class R3, R4, R5	0.31	0.56	0.30	N/A	N/A	N/A
Class R6	0.31	0.56	0.33	0.07	0.08	0.08
2025 Fund
Class A, B, C, R, Y	0.30	0.56	0.33	0.08	0.10	0.11
Class R3, R4, R5	0.30	0.56	0.30	N/A	N/A	N/A
Class R6	0.30	0.56	0.33	0.08	0.10	0.11
Maturity Fund
Class A, B, C, R, Y	0.29	0.52	0.33	0.18	0.12	0.12
Class R3, R4, R5	0.29	0.52	0.29	N/A	N/A	N/A
Class R6	0.29	0.52	0.33	0.18	0.12	0.12

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 107

Notes to financial statements 1/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2022 through January 31, 2023.

Effective February 10, 2023, each of the Putnam Sustainable Retirement Funds are named: Putnam Sustainable Retirement 2065 Fund (2065 Fund), Putnam Sustainable Retirement 2060 Fund (2060 Fund), Putnam Sustainable Retirement 2055 Fund (2055 Fund), Putnam Sustainable Retirement 2050 Fund (2050 Fund), Putnam Sustainable Retirement 2045 Fund (2045 Fund), Putnam Sustainable Retirement 2040 Fund (2040 Fund), Putnam Sustainable Retirement 2035 Fund (2035 Fund), Putnam Sustainable Retirement 2030 Fund (2030 Fund), Putnam Sustainable Retirement 2025 Fund (2025 Fund), and Putnam Sustainable Retirement Maturity Fund (Maturity Fund) (collectively the funds). Each fund is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital. Prior to February 10, 2023 the Putnam RetirementReady® Funds were named the following: Putnam RetirementReady 2065 Fund (2065 Fund), Putnam RetirementReady 2060 Fund (2060 Fund), Putnam RetirementReady 2055 Fund (2055 Fund), Putnam RetirementReady 2050 Fund (2050 Fund), Putnam RetirementReady 2045 Fund (2045 Fund), Putnam RetirementReady 2040 Fund (2040 Fund), Putnam RetirementReady 2035 Fund (2035 Fund), Putnam RetirementReady 2030 Fund (2030 Fund), Putnam RetirementReady 2025 Fund (2025 Fund) and Putnam RetirementReady Maturity Fund (Maturity Fund).

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of the following dates, each fund may invest in the following funds:

As of January 31, 2023	Effective February 10, 2023
Putnam Fixed Income Absolute Return Fund Class P §	Putnam Sustainable Leaders ETF
Putnam Multi-Asset Absolute Return Fund Class P Δ	Putnam Sustainable Future ETF
Putnam Dynamic Asset Allocation Balanced Fund Class P	Putnam PanAgora ESG International Equity ETF
Putnam Dynamic Asset Allocation Conservative Fund Class P	Putnam PanAgora ESG Emerging Markets Equity ETF
Putnam Dynamic Asset Allocation Equity Fund Class P	Putnam ESG Core Bond ETF
Putnam Dynamic Asset Allocation Growth Fund Class P	Putnam ESG High Yield ETF
Putnam Government Money Market Fund Class G	Putnam ESG Ultra Short ETF
Putnam Government Money Market Fund Class P

§ Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

Δ Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

108 Sustainable Retirement Funds

Each fund offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred charges	Conversion feature
1.00% on certain redemptions of
	Up to 5.75%/	shares bought with no initial
Class A	Up to 4.00%†	sales charge	None
Converts to class A shares
Class B*‡	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None

* Not available on 2065 Fund.

‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

** Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of

Sustainable Retirement Funds 109

the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, Maturity Fund has elected to defer certain capital losses of $484,775 recognized during the period between November 1, 2021 and July 31, 2022 to its fiscal year ending July 31, 2023.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2023 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2022 and July 31, 2022, and (ii) specified ordinary and currency losses recognized between November 1, 2021 and July 31, 2022).

2055 Fund	$7,866

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized
	Unrealized	Unrealized	appreciation/	Cost for federal
	appreciation	(depreciation)	(depreciation)	income tax purposes
2065 Fund	$14,459	$(47,601)	$(33,142)	$664,145
2060 Fund	304,413	(885,821)	(581,408)	14,569,007
2055 Fund	581,924	(6,833,286)	(6,251,362)	53,783,253
2050 Fund	1,404,811	(13,463,903)	(12,059,092)	106,941,257
2045 Fund	1,464,390	(16,942,881)	(15,478,491)	150,030,592
2040 Fund	3,415,080	(25,648,325)	(22,233,245)	220,346,579
2035 Fund	1,184,489	(26,822,008)	(25,637,519)	219,902,745
2030 Fund	890,286	(36,576,169)	(35,685,883)	277,413,973
2025 Fund	815,765	(27,634,824)	(26,819,059)	234,515,034
Maturity Fund	292,817	(42,713,734)	(42,420,917)	267,549,746

110 Sustainable Retirement Funds

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2025 (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount equal to the fund’s acquired fund fees and expenses. As of February 1, 2023 the contractual agreement will be through the following: February 10, 2026 for all the funds (with the exception of 2060 Fund, where the contractual agreement is through February 10, 2033). During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$1,621
2060 Fund	39,425
2055 Fund	138,405
2050 Fund	279,148
2045 Fund	404,253
2040 Fund	589,108
2035 Fund	545,750
2030 Fund	669,622
2025 Fund	567,091
Maturity Fund	652,813

Sustainable Retirement Funds 111

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2025 for all funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets. Effective February 1, 2023 the contractual agreement is through February 10, 2026 for all funds (with the exception of 2060 Fund, where the contractual agreement is through February 10, 2033).

	Prior to February 1, 2023	Effective February 1, 2023
A	0.65%	0.60%
B (N/A 2065 Fund)	0.65%	0.60%
C	0.65%	0.60%
R	0.80%	0.75%
R3	0.80%	0.75%
R4	0.80%	0.75%
R5	0.65%	0.60%
R6	0.55%	0.50%
Y	0.65%	0.60%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$39,315
2060 Fund	45,231
2055 Fund	55,284
2050 Fund	65,674
2045 Fund	67,252
2040 Fund	65,323
2035 Fund	54,385
2030 Fund	48,731
2025 Fund	38,309
Maturity Fund	22,881

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the funds managed by PIL.

112 Sustainable Retirement Funds

Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$53	$125	$14	$14	$14	$6	$22	$7	$255

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$645	$9	$173	$21	$57	$59	$6	$235	$5,727	$6,932
2055 Fund	2,949	32	370	61	3,892	429	6	749	18,120	$26,608
2050 Fund	4,205	63	553	684	2,453	243	6	1,197	42,189	$51,593
2045 Fund	7,098	242	418	65	4,084	928	6	1,326	62,332	$76,499
2040 Fund	9,626	177	494	191	4,634	1,028	6	1,703	97,177	$115,036
2035 Fund	13,116	112	693	700	6,854	1,113	6	1,909	88,461	$112,964
2030 Fund	14,231	106	518	537	7,276	3,699	6	2,245	115,069	$143,687
2025 Fund	14,491	113	973	935	4,590	1,779	6	1,301	99,621	$123,809
Maturity Fund	15,519	105	603	862	2,323	293	6	451	125,754	$145,916

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$107	$1,007	$25	$13	$1,152

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$1,302	$75	$1,396	$39	$52	$2,864
2055 Fund	5,949	262	2,986	111	3,567	$12,875
2050 Fund	8,486	508	4,462	1,254	2,248	$16,958
2045 Fund	14,321	1,953	3,373	118	3,742	$23,507
2040 Fund	19,419	1,428	3,985	351	4,248	$29,431
2035 Fund	26,461	902	5,589	1,283	6,284	$40,519
2030 Fund	28,710	851	4,175	984	6,670	$41,390
2025 Fund	29,228	913	7,850	1,714	4,207	$43,912
Maturity Fund	31,294	844	4,867	1,580	2,129	$40,714

Sustainable Retirement Funds 113

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$231	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$1,129	$—	$29
2055 Fund	3,300	—	15
2050 Fund	2,852	—	—
2045 Fund	2,758	—	—
2040 Fund	2,868	—	91
2035 Fund	5,279	12	37
2030 Fund	3,673	3	10
2025 Fund	2,355	16	—
Maturity Fund	632	5	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	9
2055 Fund	39
2050 Fund	25
2045 Fund	54
2040 Fund	—
2035 Fund	—
2030 Fund	4
2025 Fund	29
Maturity Fund	—

114 Sustainable Retirement Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$302,275	$81,115
2060 Fund	7,234,186	4,254,037
2055 Fund	12,545,683	7,744,208
2050 Fund	19,804,715	11,703,561
2045 Fund	32,725,938	23,318,244
2040 Fund	51,759,591	39,620,244
2035 Fund	56,890,646	39,870,375
2030 Fund	77,293,104	59,030,332
2025 Fund	96,563,632	77,495,289
Maturity Fund	46,624,366	55,072,287

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	8,136	$75,507	4,650	$47,340
Shares issued in connection with
reinvestment of distributions	521	4,639	133	1,483
	8,657	80,146	4,783	48,823
Shares repurchased	(299)	(2,730)	(506)	(5,344)
Net increase	8,358	$77,416	4,277	$43,479

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	5,677	$50,119	10,824	$117,093
Shares issued in connection with
reinvestment of distributions	950	8,425	432	4,799
	6,627	58,544	11,256	121,892
Shares repurchased	(1,516)	(13,640)	(6)	(60)
Net increase	5,111	$44,904	11,250	$121,832

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	43	390	52	576
	43	390	52	576
Shares repurchased	—	—	—	—
Net increase	43	$390	52	$576

Sustainable Retirement Funds 115

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	47	416	54	603
	47	416	54	603
Shares repurchased	—	—	—	—
Net increase	47	$416	54	$603

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	50	444	56	630
	50	444	56	630
Shares repurchased	—	—	—	—
Net increase	50	$444	56	$630

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	51	459	58	647
	51	459	58	647
Shares repurchased	—	—	—	—
Net increase	51	$459	58	$647

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	15,004	$141,069	11,748	$121,499
Shares issued in connection with
reinvestment of distributions	1,004	8,972	246	2,754
	16,008	150,041	11,994	124,253
Shares repurchased	(5,674)	(53,822)	(1,741)	(19,727)
Net increase	10,334	$96,219	10,253	$104,526

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	130	$1,212	117	$1,140
Shares issued in connection with
reinvestment of distributions	62	557	58	647
	192	1,769	175	1,787
Shares repurchased	(3)	(25)	—	—
Net increase	189	$1,744	175	$1,787

116 Sustainable Retirement Funds

2060 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	17,473	$184,563	21,525	$263,959
Shares issued in connection with
reinvestment of distributions	6,585	65,781	9,439	119,975
	24,058	250,344	30,964	383,934
Shares repurchased	(4,703)	(49,216)	(7,823)	(97,208)
Net increase	19,355	$201,128	23,141	$286,726

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	80	794	157	1,990
	80	794	157	1,990
Shares repurchased	—	—	—	—
Net increase	80	$794	157	$1,990

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,548	$26,447	4,890	$58,994
Shares issued in connection with
reinvestment of distributions	1,509	14,853	2,978	37,291
	4,057	41,300	7,868	96,285
Shares repurchased	(3,461)	(34,851)	(1,871)	(22,177)
Net increase	596	$6,449	5,997	$74,108

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	86	860	164	2,102
	86	860	164	2,102
Shares repurchased	—	—	—	—
Net increase	86	$860	164	$2,102

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	569	$6,049	702	$8,765
Shares issued in connection with
reinvestment of distributions	257	2,581	395	5,049
	826	8,630	1,097	13,814
Shares repurchased	(13)	(131)	(289)	(3,705)
Net increase	813	$8,499	808	$10,109

Sustainable Retirement Funds 117

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,627	$17,366	858	$10,187
Shares issued in connection with
reinvestment of distributions	308	3,095	334	4,263
	1,935	20,461	1,192	14,450
Shares repurchased	(11)	(115)	(193)	(2,331)
Net increase	1,924	$20,346	999	$12,119

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	63	628	112	1,432
	63	628	112	1,432
Shares repurchased	—	—	—	—
Net increase	63	$628	112	$1,432

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	28,208	$302,053	67,112	$819,790
Shares issued in connection with
reinvestment of distributions	12,261	123,223	16,192	206,937
	40,469	425,276	83,304	1,026,727
Shares repurchased	(22,146)	(237,892)	(18,611)	(231,894)
Net increase	18,323	$187,384	64,693	$794,833

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	541,362	$5,823,174	709,969	$8,605,860
Shares issued in connection with
reinvestment of distributions	62,452	625,141	50,999	649,732
	603,814	6,448,315	760,968	9,255,592
Shares repurchased	(336,056)	(3,631,499)	(319,250)	(3,846,375)
Net increase	267,758	$2,816,816	441,718	$5,409,217

2055 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	56,596	$605,077	110,471	$1,344,823
Shares issued in connection with
reinvestment of distributions	44,714	433,282	42,780	542,027
	101,310	1,038,359	153,251	1,886,850
Shares repurchased	(41,095)	(443,020)	(35,792)	(433,881)
Net increase	60,215	$595,339	117,459	$1,452,969

118 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	146	$1,484	—	$—
Shares issued in connection with
reinvestment of distributions	427	4,106	790	9,910
	573	5,590	790	9,910
Shares repurchased	(1,181)	(12,569)	(2,541)	(32,273)
Net decrease	(608)	$(6,979)	(1,751)	$(22,363)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	5,897	$58,173	6,047	$71,960
Shares issued in connection with
reinvestment of distributions	5,258	49,270	10,437	127,744
	11,155	107,443	16,484	199,704
Shares repurchased	(3,901)	(39,800)	(47,339)	(534,126)
Net increase (decrease)	7,254	$67,643	(30,855)	$(334,422)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,192	$12,883	2,040	$25,485
Shares issued in connection with
reinvestment of distributions	407	4,069	193	2,514
	1,599	16,952	2,233	27,999
Shares repurchased	(63)	(710)	(10,900)	(152,099)
Net increase (decrease)	1,536	$16,242	(8,667)	$(124,100)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	37,135	$395,943	70,713	$881,261
Shares issued in connection with
reinvestment of distributions	22,304	218,134	27,596	352,405
	59,439	614,077	98,309	1,233,666
Shares repurchased	(63,343)	(632,385)	(50,620)	(643,410)
Net increase (decrease)	(3,904)	$(18,308)	47,689	$590,256

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,763	$18,753	3,469	$41,685
Shares issued in connection with
reinvestment of distributions	2,901	28,374	3,095	39,525
	4,664	47,127	6,564	81,210
Shares repurchased	(721)	(7,862)	(2,425)	(29,615)
Net increase	3,943	$39,265	4,139	$51,595

Sustainable Retirement Funds 119

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	93	909	104	1,336
	93	909	104	1,336
Shares repurchased	—	—	—	—
Net increase	93	$909	104	$1,336

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	50,931	$547,245	89,447	$1,097,303
Shares issued in connection with
reinvestment of distributions	57,144	558,869	55,767	712,143
	108,075	1,106,114	145,214	1,809,446
Shares repurchased	(37,095)	(389,472)	(50,388)	(680,459)
Net increase	70,980	$716,642	94,826	$1,128,987

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	726,398	$7,829,829	1,370,372	$17,397,526
Shares issued in connection with
reinvestment of distributions	282,801	2,774,277	247,836	3,174,779
	1,009,199	10,604,106	1,618,208	20,572,305
Shares repurchased	(455,287)	(4,928,590)	(562,871)	(6,978,137)
Net increase	553,912	$5,675,516	1,055,337	$13,594,168

2050 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	19,652	$338,103	44,345	$908,711
Shares issued in connection with
reinvestment of distributions	49,826	776,295	36,607	762,523
	69,478	1,114,398	80,952	1,671,234
Shares repurchased	(19,724)	(350,212)	(37,149)	(788,328)
Net increase	49,754	$764,186	43,803	$882,906

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	555	8,503	1,018	20,746
	555	8,503	1,018	20,746
Shares repurchased	(2,689)	(46,351)	(8,157)	(167,556)
Net decrease	(2,134)	$(37,848)	(7,139)	$(146,810)

120 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	4,226	$69,164	8,593	$165,488
Shares issued in connection with
reinvestment of distributions	6,888	102,221	4,670	93,205
	11,114	171,385	13,263	258,693
Shares repurchased	(1,749)	(28,910)	(12,337)	(254,352)
Net increase	9,365	$142,475	926	$4,341

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,638	$27,759	4,781	$90,340
Shares issued in connection with
reinvestment of distributions	3,861	58,487	2,311	46,975
	5,499	86,246	7,092	137,315
Shares repurchased	(1)	(20)	(13,756)	(303,514)
Net increase (decrease)	5,498	$86,226	(6,664)	$(166,199)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	9,306	$161,082	23,123	$479,160
Shares issued in connection with
reinvestment of distributions	11,119	172,685	18,513	384,144
	20,425	333,767	41,636	863,304
Shares repurchased	(40,471)	(689,170)	(97,594)	(2,041,973)
Net decrease	(20,046)	$(355,403)	(55,958)	$(1,178,669)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,628	$27,734	2,981	$60,668
Shares issued in connection with
reinvestment of distributions	1,387	21,543	762	15,835
	3,015	49,277	3,743	76,503
Shares repurchased	(52)	(869)	(2,342)	(51,522)
Net increase	2,963	$48,408	1,401	$24,981

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	75	1,176	57	1,181
	75	1,176	57	1,181
Shares repurchased	—	—	—	—
Net increase	75	$1,176	57	$1,181

Sustainable Retirement Funds 121

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	19,071	$330,291	52,381	$1,045,426
Shares issued in connection with
reinvestment of distributions	73,466	1,140,194	55,291	1,147,279
	92,537	1,470,485	107,672	2,192,705
Shares repurchased	(12,563)	(222,281)	(59,040)	(1,184,905)
Net increase	79,974	$1,248,204	48,632	$1,007,800

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	735,742	$12,610,421	1,378,537	$28,437,742
Shares issued in connection with
reinvestment of distributions	526,087	8,159,612	374,522	7,767,576
	1,261,829	20,770,033	1,753,059	36,205,318
Shares repurchased	(433,893)	(7,526,999)	(1,008,529)	(20,064,503)
Net increase	827,936	$13,243,034	744,530	$16,140,815

2045 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	73,826	$1,424,815	56,362	$1,241,578
Shares issued in connection with
reinvestment of distributions	93,169	1,543,817	64,583	1,431,815
	166,995	2,968,632	120,945	2,673,393
Shares repurchased	(35,386)	(674,145)	(89,587)	(2,013,243)
Net increase	131,609	$2,294,487	31,358	$660,150

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	12	$226
Shares issued in connection with
reinvestment of distributions	3,895	54,475	3,122	59,817
	3,895	54,475	3,134	60,043
Shares repurchased	(2,070)	(32,445)	(3,219)	(65,213)
Net increase (decrease)	1,825	$22,030	(85)	$(5,170)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,393	$36,810	3,796	$71,310
Shares issued in connection with
reinvestment of distributions	6,782	94,811	6,031	115,441
	9,175	131,621	9,827	186,751
Shares repurchased	(5,498)	(82,979)	(15,355)	(281,833)
Net increase (decrease)	3,677	$48,642	(5,528)	$(95,082)

122 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	459	$8,938	1,445	$33,360
Shares issued in connection with
reinvestment of distributions	328	5,802	311	7,294
	787	14,740	1,756	40,654
Shares repurchased	(2)	(38)	(4,686)	(106,728)
Net increase (decrease)	785	$14,702	(2,930)	$(66,074)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,718	$281,300	31,200	$828,677
Shares issued in connection with
reinvestment of distributions	11,070	243,651	12,749	362,708
	22,788	524,951	43,949	1,191,385
Shares repurchased	(42,662)	(1,009,379)	(50,905)	(1,427,722)
Net decrease	(19,874)	$(484,428)	(6,956)	$(236,337)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,938	$121,490	3,930	$108,847
Shares issued in connection with
reinvestment of distributions	3,361	73,902	2,778	79,036
	8,299	195,392	6,708	187,883
Shares repurchased	(1,676)	(40,212)	(7,569)	(204,197)
Net increase (decrease)	6,623	$155,180	(861)	$(16,314)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	46	1,018	37	1,045
	46	1,018	37	1,045
Shares repurchased	—	—	—	—
Net increase	46	$1,018	37	$1,045

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	17,402	$419,044	40,600	$1,118,991
Shares issued in connection with
reinvestment of distributions	50,087	1,101,418	37,950	1,079,677
	67,489	1,520,462	78,550	2,198,668
Shares repurchased	(11,848)	(287,548)	(29,249)	(844,448)
Net increase	55,641	$1,232,914	49,301	$1,354,220

Sustainable Retirement Funds 123

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	816,153	$19,809,825	1,965,959	$54,453,754
Shares issued in connection with
reinvestment of distributions	471,766	10,378,854	314,204	8,942,250
	1,287,919	30,188,679	2,280,163	63,396,004
Shares repurchased	(650,493)	(15,687,019)	(1,060,280)	(28,740,694)
Net increase	637,426	$14,501,660	1,219,883	$34,655,310

2040 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	21,885	$449,970	62,079	$1,501,779
Shares issued in connection with
reinvestment of distributions	126,565	2,271,840	70,022	1,684,028
	148,450	2,721,810	132,101	3,185,807
Shares repurchased	(30,318)	(624,699)	(84,401)	(2,074,275)
Net increase	118,132	$2,097,111	47,700	$1,111,532

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	723	$11,628	—	$—
Shares issued in connection with
reinvestment of distributions	2,923	45,130	1,809	38,320
	3,646	56,758	1,809	38,320
Shares repurchased	(778)	(13,835)	(9,566)	(214,250)
Net increase (decrease)	2,868	$42,923	(7,757)	$(175,930)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	3,402	$58,290	9,948	$206,049
Shares issued in connection with
reinvestment of distributions	8,958	133,749	4,520	93,194
	12,360	192,039	14,468	299,243
Shares repurchased	(1,719)	(29,270)	(7,926)	(155,780)
Net increase	10,641	$162,769	6,542	$143,463

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	514	$11,037	4,404	$108,830
Shares issued in connection with
reinvestment of distributions	1,020	19,488	209	5,313
	1,534	30,525	4,613	114,143
Shares repurchased	(226)	(5,139)	(8,995)	(240,459)
Net increase (decrease)	1,308	$25,386	(4,382)	$(126,316)

124 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	8,405	$214,111	18,284	$529,830
Shares issued in connection with
reinvestment of distributions	18,042	409,923	10,360	305,422
	26,447	624,034	28,644	835,252
Shares repurchased	(2,763)	(66,860)	(25,668)	(758,030)
Net increase	23,684	$557,174	2,976	$77,222

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,230	$57,002	4,920	$140,069
Shares issued in connection with
reinvestment of distributions	4,106	93,242	2,005	59,074
	6,336	150,244	6,925	199,143
Shares repurchased	(2,032)	(49,532)	(6,866)	(215,815)
Net increase (decrease)	4,304	$100,712	59	$(16,672)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	1,221	31	921
	54	1,221	31	921
Shares repurchased	—	—	—	—
Net increase	54	$1,221	31	$921

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	36,139	$899,051	39,113	$1,119,527
Shares issued in connection with
reinvestment of distributions	73,308	1,664,817	41,525	1,223,325
	109,447	2,563,868	80,638	2,342,852
Shares repurchased	(98,774)	(2,409,262)	(12,376)	(358,784)
Net increase	10,673	$154,606	68,262	$1,984,068

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,045,004	$26,477,268	1,745,646	$50,116,854
Shares issued in connection with
reinvestment of distributions	853,891	19,349,164	469,272	13,801,281
	1,898,895	45,826,432	2,214,918	63,918,135
Shares repurchased	(886,217)	(22,405,499)	(1,505,462)	(43,347,973)
Net increase	1,012,678	$23,420,933	709,456	$20,570,162

Sustainable Retirement Funds 125

2035 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	27,215	$555,783	76,714	$1,807,114
Shares issued in connection with
reinvestment of distributions	130,283	2,389,390	105,454	2,439,141
	157,498	2,945,173	182,168	4,246,255
Shares repurchased	(21,027)	(422,442)	(114,450)	(2,708,189)
Net increase	136,471	$2,522,731	67,718	$1,538,066

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	251	$5,729
Shares issued in connection with
reinvestment of distributions	1,257	20,287	1,815	37,372
	1,257	20,287	2,066	43,101
Shares repurchased	(2,844)	(52,020)	(6,547)	(132,409)
Net decrease	(1,587)	$(31,733)	(4,481)	$(89,308)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	5,000	$88,234	10,690	$217,924
Shares issued in connection with
reinvestment of distributions	8,653	137,150	6,637	135,138
	13,653	225,384	17,327	353,062
Shares repurchased	(5,608)	(99,877)	(10,192)	(209,920)
Net increase	8,045	$125,507	7,135	$143,142

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	723	$13,968	1,245	$27,338
Shares issued in connection with
reinvestment of distributions	3,488	60,245	2,587	56,762
	4,211	74,213	3,832	84,100
Shares repurchased	(776)	(14,511)	(14,531)	(352,593)
Net increase (decrease)	3,435	$59,702	(10,699)	$(268,493)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	13,617	$337,594	38,095	$1,091,915
Shares issued in connection with
reinvestment of distributions	19,738	452,583	19,674	555,005
	33,355	790,177	57,769	1,646,920
Shares repurchased	(32,664)	(815,886)	(91,725)	(2,681,642)
Net increase (decrease)	691	$(25,709)	(33,956)	$(1,034,722)

126 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	5,293	$129,161	6,270	$174,008
Shares issued in connection with
reinvestment of distributions	3,483	79,768	2,374	66,952
	8,776	208,929	8,644	240,960
Shares repurchased	(544)	(13,872)	(783)	(21,608)
Net increase	8,232	$195,057	7,861	$219,352

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	41	955	35	978
	41	955	35	978
Shares repurchased	—	—	—	—
Net increase	41	$955	35	$978

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	11,483	$285,234	36,540	$1,010,045
Shares issued in connection with
reinvestment of distributions	64,258	1,471,509	55,377	1,561,641
	75,741	1,756,743	91,917	2,571,686
Shares repurchased	(33,944)	(856,823)	(51,347)	(1,444,465)
Net increase	41,797	$899,920	40,570	$1,127,221

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,192,092	$29,687,376	2,665,788	$74,335,695
Shares issued in connection with
reinvestment of distributions	611,613	13,993,709	445,724	12,560,509
	1,803,705	43,681,085	3,111,512	86,896,204
Shares repurchased	(968,210)	(23,922,676)	(1,779,189)	(48,980,122)
Net increase	835,495	$19,758,409	1,332,323	$37,916,082

2030 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	70,353	$1,409,258	93,889	$2,065,922
Shares issued in connection with
reinvestment of distributions	138,762	2,494,933	95,630	2,104,825
	209,115	3,904,191	189,519	4,170,747
Shares repurchased	(62,394)	(1,247,331)	(111,266)	(2,496,550)
Net increase	146,721	$2,656,860	78,253	$1,674,197

Sustainable Retirement Funds 127

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	87	$1,643	1	$22
Shares issued in connection with
reinvestment of distributions	1,046	17,474	955	19,665
	1,133	19,117	956	19,687
Shares repurchased	(1,706)	(31,284)	(3,952)	(83,603)
Net decrease	(573)	$(12,167)	(2,996)	$(63,916)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	3,088	$54,941	6,674	$137,533
Shares issued in connection with
reinvestment of distributions	5,684	93,273	4,592	93,227
	8,772	148,214	11,266	230,760
Shares repurchased	(5,277)	(97,549)	(25,037)	(528,041)
Net increase (decrease)	3,495	$50,665	(13,771)	$(297,281)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	481	$8,804	1,520	$32,301
Shares issued in connection with
reinvestment of distributions	2,796	45,992	2,190	44,586
	3,277	54,796	3,710	76,887
Shares repurchased	(333)	(5,602)	(9,366)	(199,482)
Net increase (decrease)	2,944	$49,194	(5,656)	$(122,595)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	16,357	$381,676	23,408	$602,855
Shares issued in connection with
reinvestment of distributions	23,231	499,934	20,688	534,777
	39,588	881,610	44,096	1,137,632
Shares repurchased	(19,678)	(476,100)	(81,530)	(2,130,830)
Net increase (decrease)	19,910	$405,510	(37,434)	$(993,198)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,656	$85,148	4,068	$103,800
Shares issued in connection with
reinvestment of distributions	11,968	257,429	8,399	217,029
	15,624	342,577	12,467	320,829
Shares repurchased	(2,238)	(51,646)	(4,443)	(119,771)
Net increase	13,386	$290,931	8,024	$201,058

128 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	44	949	32	825
	44	949	32	825
Shares repurchased	—	—	—	—
Net increase	44	$949	32	$825

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	31,822	$753,800	58,317	$1,475,929
Shares issued in connection with
reinvestment of distributions	80,983	1,741,945	55,766	1,440,989
	112,805	2,495,745	114,083	2,916,918
Shares repurchased	(24,260)	(568,786)	(39,842)	(1,057,927)
Net increase	88,545	$1,926,959	74,241	$1,858,991

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,579,301	$36,968,567	2,626,666	$67,382,328
Shares issued in connection with
reinvestment of distributions	840,672	18,040,829	608,083	15,682,458
	2,419,973	55,009,396	3,234,749	83,064,786
Shares repurchased	(1,570,685)	(36,490,223)	(2,612,298)	(66,804,004)
Net increase	849,288	$18,519,173	622,451	$16,260,782

2025 Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	80,316	$1,606,078	211,051	$4,620,165
Shares issued in connection with
reinvestment of distributions	111,866	2,048,270	77,309	1,649,010
	192,182	3,654,348	288,360	6,269,175
Shares repurchased	(89,492)	(1,739,928)	(199,882)	(4,242,014)
Net increase	102,690	$1,914,420	88,478	$2,027,161

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	807	13,500	1,021	19,962
	807	13,500	1,021	19,962
Shares repurchased	(4,039)	(72,901)	(5,386)	(104,384)
Net decrease	(3,232)	$(59,401)	(4,365)	$(84,422)

Sustainable Retirement Funds 129

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	4,281	$76,552	31,036	$586,866
Shares issued in connection with
reinvestment of distributions	8,663	142,165	4,819	93,106
	12,944	218,717	35,855	679,972
Shares repurchased	(2,177)	(38,643)	(32,141)	(618,761)
Net increase	10,767	$180,074	3,714	$61,211

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,360	$24,739	4,295	$82,940
Shares issued in connection with
reinvestment of distributions	3,936	66,049	2,304	45,411
	5,296	90,788	6,599	128,351
Shares repurchased	(13,464)	(225,987)	(3,566)	(73,332)
Net increase (decrease)	(8,168)	$(135,199)	3,033	$55,019

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	10,325	$202,371	18,231	$389,114
Shares issued in connection with
reinvestment of distributions	15,463	282,826	11,586	246,781
	25,788	485,197	29,817	635,895
Shares repurchased	(15,366)	(307,074)	(99,044)	(2,196,995)
Net increase (decrease)	10,422	$178,123	(69,227)	$(1,561,100)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,100	$60,469	4,582	$97,500
Shares issued in connection with
reinvestment of distributions	6,183	112,833	4,016	85,413
	9,283	173,302	8,598	182,913
Shares repurchased	(2,931)	(58,831)	(3,558)	(79,224)
Net increase	6,352	$114,471	5,040	$103,689

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	48	875	32	686
	48	875	32	686
Shares repurchased	—	—	—	—
Net increase	48	$875	32	$686

130 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,358	$184,238	32,087	$677,476
Shares issued in connection with
reinvestment of distributions	50,655	924,453	34,223	727,914
	60,013	1,108,691	66,310	1,405,390
Shares repurchased	(23,927)	(479,452)	(25,061)	(544,385)
Net increase	36,086	$629,239	41,249	$861,005

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,076,845	$60,068,561	4,703,012	$99,603,305
Shares issued in connection with
reinvestment of distributions	802,226	14,624,573	500,050	10,621,061
	3,879,071	74,693,134	5,203,062	110,224,366
Shares repurchased	(2,857,849)	(55,695,209)	(4,312,399)	(91,571,062)
Net increase	1,021,222	$18,997,925	890,663	$18,653,304

Maturity Fund

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	36,418	$567,675	65,774	$1,099,645
Shares issued in connection with
reinvestment of distributions	98,784	1,489,114	60,623	1,017,033
	135,202	2,056,789	126,397	2,116,678
Shares repurchased	(132,734)	(2,077,193)	(216,741)	(3,612,716)
Net increase (decrease)	2,468	$(20,404)	(90,344)	$(1,496,038)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	173	$2,817
Shares issued in connection with
reinvestment of distributions	531	7,770	799	13,097
	531	7,770	972	15,914
Shares repurchased	(5,146)	(79,127)	(19,493)	(314,974)
Net decrease	(4,615)	$(71,357)	(18,521)	$(299,060)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	1,267	$19,394	3,527	$57,797
Shares issued in connection with
reinvestment of distributions	3,800	55,725	2,545	41,798
	5,067	75,119	6,072	99,595
Shares repurchased	(9,349)	(144,049)	(35,229)	(579,438)
Net decrease	(4,282)	$(68,930)	(29,157)	$(479,843)

Sustainable Retirement Funds 131

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	411	$6,426	1,121	$18,525
Shares issued in connection with
reinvestment of distributions	2,039	30,694	1,410	23,639
	2,450	37,120	2,531	42,164
Shares repurchased	(12,500)	(197,993)	(1,194)	(20,727)
Net increase (decrease)	(10,050)	$(160,873)	1,337	$21,437

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	7,909	$125,033	18,949	$319,636
Shares issued in connection with
reinvestment of distributions	6,325	95,715	4,349	73,242
	14,234	220,748	23,298	392,878
Shares repurchased	(29,502)	(467,358)	(52,182)	(895,175)
Net decrease	(15,268)	$(246,610)	(28,884)	$(502,297)

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	648	$10,195	1,057	$17,691
Shares issued in connection with
reinvestment of distributions	874	13,222	496	8,340
	1,522	23,417	1,553	26,031
Shares repurchased	(1,452)	(22,966)	(301)	(5,163)
Net increase	70	$451	1,252	$20,868

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	40	607	24	394
	40	607	24	394
Shares repurchased	—	—	—	—
Net increase	40	$607	24	$394

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,507	$71,419	28,865	$493,117
Shares issued in connection with
reinvestment of distributions	15,206	230,291	10,205	171,733
	19,713	301,710	39,070	664,850
Shares repurchased	(22,654)	(345,791)	(80,212)	(1,352,523)
Net decrease	(2,941)	$(44,081)	(41,142)	$(687,673)

132 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	688,118	$10,803,843	2,412,688	$40,588,299
Shares issued in connection with
reinvestment of distributions	804,201	12,180,180	568,592	9,570,793
	1,492,319	22,984,023	2,981,280	50,159,092
Shares repurchased	(2,161,356)	(34,055,417)	(4,721,796)	(79,161,018)
Net decrease	(669,037)	$(11,071,394)	(1,740,516)	$(29,001,926)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,107	7.81%	$10,494
2065 Fund class C	1,096	4.61	10,335
2065 Fund class R	1,095	100.00	10,408
2065 Fund class R3	1,101	100.00	10,463
2065 Fund class R4	1,106	100.00	10,517
2065 Fund class R5	1,109	100.00	10,549
2065 Fund class R6	1,112	4.87	10,575
2065 Fund class Y	1,109	81.30	10,547
2060 Fund class B	1,475	100.00	15,575
2060 Fund class R	1,505	100.00	16,095
2060 Fund class R3	980	22.34	10,457
2060 Fund class R4	985	18.96	10,510
2060 Fund class R5	987	100.00	10,542
2055 Fund class R4	1,009	3.12	10,463
2055 Fund class R5	1,012	100.00	10,503
2050 Fund class R4	635	5.17	10,420
2050 Fund class R5	637	100.00	10,456
2045 Fund class R5	450	100.00	10,410
2040 Fund class R5	436	100.00	10,343
2035 Fund class R5	431	100.00	10,245
2030 Fund class R5	458	100.00	10,131
2025 Fund class R5	536	100.00	9,995
Maturity Fund class R5	645	100.00	9,865

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	32.7%, 13.9%, 13.6%, 7.3%
2060 Fund	14.0%
2055 Fund	13.2%
2050 Fund	9.6%
2045 Fund	7.8%
2040 Fund	6.0%
2035 Fund	7.2%
2030 Fund	7.1%

Sustainable Retirement Funds 133

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$2,338	$1,865	$530	$130	$—	$(66)	$(25)	431	$3,582
Putnam Multi-Asset Absolute
Return Fund Class P Δ	37,655	36,645	9,934	7,662	—	(224)	(6,032)	6,323	58,110
Putnam Dynamic Asset Allocation
Equity Fund Class P	303,800	214,518	55,850	1,014	13,838	(12,677)	16,079	36,828	465,870
Putnam Dynamic Asset Allocation
Growth Fund Class P	65,577	44,863	11,448	938	868	(2,739)	4,379	5,990	100,632
Putnam Government Money
Market Fund Class G	1,778	4,384	3,353	32	—	—	—	2,809	2,809
Totals	$411,148	$302,275	$81,115	$9,776	$14,706	$(15,706)	$14,401		$631,003

2060 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$84,674	$59,093	$34,811	$4,160	$—	$(2,795)	$(455)	12,720	$105,706
Putnam Multi-Asset Absolute
Return Fund Class P Δ	1,022,838	859,411	447,057	183,824	—	(5,730)	(143,384)	139,943	1,286,078
Putnam Dynamic Asset Allocation
Equity Fund Class P	7,793,917	4,707,297	2,883,092	22,728	310,121	(809,039)	763,910	756,758	9,572,993
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,216,268	1,510,124	804,623	28,776	26,639	(212,003)	247,244	176,013	2,957,010
Putnam Government Money
Market Fund Class G	52,005	98,261	84,454	880	—	—	—	65,812	65,812
Totals	$11,169,702	$7,234,186	$4,254,037	$240,368	$336,760	$(1,029,567)	$867,315		$13,987,599

2055 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$618,292	$194,307	$115,683	$26,779	$—	$(15,539)	$(6,024)	81,270	$675,353
Putnam Multi-Asset Absolute
Return Fund Class P Δ	3,981,759	1,739,513	826,357	627,305	—	(19,711)	(492,713)	476,876	4,382,491
Putnam Dynamic Asset Allocation
Equity Fund Class P	23,353,185	5,843,765	4,194,052	59,321	809,450	170,162	(454,222)	1,954,058	24,718,838
Putnam Dynamic Asset Allocation
Growth Fund Class P	15,281,283	4,481,804	2,343,701	172,680	159,276	22,888	89,254	1,043,543	17,531,528
Putnam Government Money
Market Fund Class G	201,802	286,294	264,415	3,606	—	—	—	223,681	223,681
Totals	$43,436,321	$12,545,683	$7,744,208	$889,691	$968,726	$157,800	$(863,705)		$47,531,891

134 Sustainable Retirement Funds	Sustainable Retirement Funds 135

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2050 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$2,012,015	$531,117	$219,557	$88,734	$—	$(27,285)	$(42,108)	271,261	$2,254,182
Putnam Multi-Asset Absolute
Return Fund Class P Δ	8,264,031	3,090,662	1,264,242	1,277,196	—	(40,742)	(1,001,382)	984,584	9,048,327
Putnam Dynamic Asset Allocation
Equity Fund Class P	30,589,686	5,606,012	4,923,730	75,194	1,026,036	224,102	(685,177)	2,435,644	30,810,893
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,792,545	10,040,573	4,797,500	516,156	477,813	(95,504)	378,910	3,114,228	52,319,024
Putnam Government Money
Market Fund Class G	411,920	536,351	498,532	6,148	—	—	—	449,739	449,739
Totals	$88,070,197	$19,804,715	$11,703,561	$1,963,428	$1,503,849	$60,571	$(1,349,757)		$94,882,165

2045 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$3,544,879	$1,041,286	$606,613	$151,215	$—	$(78,437)	$(45,087)	464,023	$3,856,028
Putnam Multi-Asset Absolute
Return Fund Class P Δ	15,578,755	6,188,080	2,760,936	2,430,677	—	(61,705)	(1,918,535)	1,852,629	17,025,659
Putnam Dynamic Asset Allocation
Balanced Fund Class P	4,222,962	2,354,274	671,010	40,539	213,335	(190,558)	71,671	410,741	5,787,339
Putnam Dynamic Asset Allocation
Equity Fund Class P	14,737,541	2,851,686	4,031,971	34,474	470,403	(552,410)	179,091	1,042,208	13,183,937
Putnam Dynamic Asset Allocation
Growth Fund Class P	87,539,237	17,486,381	12,834,982	943,819	873,707	322,632	(257,905)	5,491,391	92,255,363
Putnam Government Money
Market Fund Class G	2,052,276	2,804,231	2,412,732	32,399	—	—	—	2,443,775	2,443,775
Totals	$127,675,650	$32,725,938	$23,318,244	$3,633,123	$1,557,445	$(560,478)	$(1,970,765)		$134,552,101

2040 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$9,442,421	$2,711,606	$1,353,643	$414,069	$—	$(148,475)	$(175,298)	1,260,723	$10,476,611
Putnam Multi-Asset Absolute
Return Fund Class P Δ	31,159,487	11,035,078	5,212,073	4,808,499	—	(197,704)	(3,716,861)	3,598,251	33,067,927
Putnam Dynamic Asset Allocation
Balanced Fund Class P	39,150,969	14,059,011	5,527,710	359,638	1,834,023	(269,136)	(1,129,244)	3,284,875	46,283,890
Putnam Dynamic Asset Allocation
Growth Fund Class P	106,848,234	17,142,480	20,946,746	1,105,581	1,023,453	(653,154)	174,689	6,105,089	102,565,503
Putnam Government Money
Market Fund Class G	5,488,059	6,811,416	6,580,072	81,586	—	—	—	5,719,403	5,719,403
Totals	$192,089,170	$51,759,591	$39,620,244	$6,769,373	$2,857,476	$(1,268,469)	$(4,846,714)		$198,113,334

136 Sustainable Retirement Funds	Sustainable Retirement Funds 137

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$17,222,617	$4,736,915	$2,550,425	$750,775	$—	$(301,253)	$(293,033)	2,264,118	$18,814,821
Putnam Multi-Asset Absolute
Return Fund Class P Δ	37,367,432	13,614,772	6,358,565	5,861,989	—	(281,417)	(4,504,131)	4,334,939	39,838,091
Putnam Dynamic Asset Allocation
Balanced Fund Class P	87,097,187	22,626,119	12,280,278	783,783	3,949,706	(198,640)	(3,462,508)	6,655,918	93,781,880
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,864,102	842,970	275,272	19,543	79,308	(53,691)	(41,709)	239,877	2,336,400
Putnam Dynamic Asset Allocation
Growth Fund Class P	36,269,780	6,193,778	10,264,262	364,331	337,266	(1,224,930)	802,031	1,891,452	31,776,397
Putnam Government Money
Market Fund Class G	6,983,118	8,876,092	8,141,573	106,959	—	—	—	7,717,637	7,717,637
Totals	$186,804,236	$56,890,646	$39,870,375	$7,887,380	$4,366,280	$(2,059,931)	$(7,499,350)		$194,265,226

2030 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$34,569,723	$8,822,996	$5,870,593	$1,484,931	$—	$(705,678)	$(483,856)	4,372,153	$36,332,592
Putnam Multi-Asset Absolute
Return Fund Class P Δ	59,537,807	20,737,369	11,226,698	9,170,364	—	(549,611)	(6,943,747)	6,698,054	61,555,120
Putnam Dynamic Asset Allocation
Balanced Fund Class P	105,659,880	22,049,366	22,824,661	913,896	4,461,918	(406,003)	(4,649,075)	7,085,132	99,829,507
Putnam Dynamic Asset Allocation
Conservative Fund Class P	26,906,708	10,718,737	4,657,598	287,685	1,216,053	(803,613)	(664,895)	3,234,018	31,499,339
Putnam Government Money
Market Fund Class G	11,997,678	14,964,636	14,450,782	177,432	—	—	—	12,511,532	12,511,532
Totals	$238,671,796	$77,293,104	$59,030,332	$12,034,308	$5,677,971	$(2,464,905)	$(12,741,573)		$241,728,090

2025 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$44,535,018	$18,157,292	$13,383,014	$1,925,522	$—	$(1,923,811)	$404,540	5,750,906	$47,790,025
Putnam Multi-Asset Absolute
Return Fund Class P Δ	58,461,295	28,029,719	18,502,040	8,987,533	—	(564,479)	(6,766,368)	6,600,449	60,658,127
Putnam Dynamic Asset Allocation
Balanced Fund Class P	32,608,771	10,486,060	13,603,517	274,711	1,309,312	(3,983,490)	2,297,735	1,973,425	27,805,559
Putnam Dynamic Asset Allocation
Conservative Fund Class P	54,829,130	23,508,958	16,047,771	564,299	2,361,276	(3,085,495)	(23,670)	6,076,094	59,181,152
Putnam Government Money
Market Fund Class G	11,838,456	16,381,603	15,958,947	174,920	—	—	—	12,261,112	12,261,112
Totals	$202,272,670	$96,563,632	$77,495,289	$11,926,985	$3,670,588	$(9,557,275)	$(4,087,763)		$207,695,975

138 Sustainable Retirement Funds	Sustainable Retirement Funds 139

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

Maturity Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/23	as of 1/31/23
Putnam Fixed Income Absolute
Return Fund Class P §	$74,251,546	$6,403,244	$11,564,245	$2,913,474	$—	$(1,737,630)	$(679,596)	8,023,264	$66,673,319
Putnam Multi-Asset Absolute
Return Fund Class P Δ	73,921,982	14,123,281	12,777,292	10,286,651	—	(289,437)	(8,074,921)	7,280,045	66,903,613
Putnam Dynamic Asset Allocation
Conservative Fund Class P	86,558,235	10,018,534	13,322,652	820,350	3,300,846	(1,610,400)	(3,434,576)	8,029,686	78,209,141
Putnam Government Money
Market Fund Class G	14,671,547	16,079,307	17,408,098	203,214	—	—	—	13,342,756	13,342,756
Totals	$249,403,310	$46,624,366	$55,072,287	$14,223,689	$3,300,846	$(3,637,467)	$(12,189,093)		$225,128,829

§ Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

Δ Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

140 Sustainable Retirement Funds	Sustainable Retirement Funds 141

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Growth Opportunities Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

142 Sustainable Retirement Funds

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Sustainable Retirement Funds 143

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

144 Sustainable Retirement Funds

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Assistant Clerk,	Vice President,
	and Assistant Treasurer	Principal Financial Officer,
Principal Accounting Officer,
	Michael J. Higgins	and Assistant Treasurer
Vice President, Treasurer,
	and Clerk	Stephen J. Tate
Vice President and
	Jonathan S. Horwitz	Chief Legal Officer
Executive Vice President,
	Principal Executive Officer,	Mark C. Trenchard
	and Compliance Liaison	Vice President

This report is for the information of shareholders of Putnam Sustainable Retirement Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. Each fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 29, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 29, 2023